UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

Calamos Discovery Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (96.7%)
	Consumer Discretionary (18.7%)
10,700	Bridgepoint Education, Inc.#	$198,485
10,500	CarMax, Inc.#	221,550
8,900	Carter’s, Inc.#	215,736
13,400	China Automotive Systems, Inc.#	244,952
8,500	HSN, Inc.#	249,900
14,000	Imax Corp.#	216,580
6,000	Lululemon Athletica, Inc.#	248,880
10,700	Overstock.com, Inc.#	211,539
10,000	Shutterfly, Inc.#	250,800
7,000	Steven Madden, Ltd.#	270,410
10,000	Tesla Motors, Inc.#	199,400
19,000	Winnebago Industries, Inc.#	198,550
14,000	Zumiez, Inc.#	256,200

		2,982,982

	Consumer Staples (1.4%)
6,100	Whole Foods Market, Inc.#	231,617

	Energy (4.5%)
14,700	Brigham Exploration Company#	253,722
3,100	CARBO Ceramics, Inc.	248,620
18,000	Resolute Energy Corp.#	214,200

		716,542

	Financials (5.6%)
8,500	CNinsure, Inc.	200,430
10,500	Cohen & Steers, Inc.	234,150
16,200	Och-Ziff Capital Management Group, LLC- Class A~	222,588
3,400	Portfolio Recovery Associates, Inc.#	236,912

		894,080

	Health Care (16.8%)
7,200	ArthroCare Corp.#	192,816
10,600	Bio-Reference Laboratories, Inc.#	222,282
18,500	Bruker Corp.#	243,645
13,500	Cepheid, Inc.#	223,425
13,300	Given Imaging, Ltd.#	213,465
11,700	Impax Laboratories, Inc.#	191,763
21,000	Incyte Corp.#	273,420
10,200	MedAssets, Inc.#	238,782
13,800	Natus Medical, Inc.#	202,584
4,200	Perrigo Company	235,242
3,700	ResMed, Inc.#	243,053
6,500	Sirona Dental Systems, Inc.#	200,070

		2,680,547

	Industrials (12.5%)
17,600	ArvinMeritor, Inc.#	288,816
10,000	Belden, Inc.	238,900
13,300	Harbin Electric, Inc.#	244,321
6,800	II-VI, Inc.#	233,104
12,500	Kadant, Inc.#	243,625
4,600	Navistar International Corp.#	237,866
4,000	Nordson Corp.	252,200
10,300	Polypore International, Inc.#	252,968

		1,991,800

	Information Technology (33.9%)
17,000	Actel Corp.#	249,220
16,200	Aruba Networks, Inc.#	275,076
21,500	Aspen Technology, Inc.#	234,995
16,300	AVX Corp.	229,504
5,900	DG FastChannel, Inc.#	224,967
18,000	iGATE Corp.	319,500
18,000	Isilon Systems, Inc.#	315,720
3,800	Itron, Inc.#	247,266
21,500	Ixia#	236,070
8,300	LogMeIn, Inc.#	236,550
3,700	MAXIMUS, Inc.	222,703
4,100	MercadoLibre, Inc.#	248,050
21,500	Micrel, Inc.	208,980
16,600	Netezza Corp.#	257,300
35,500	O2Micro International, Ltd.#~	250,985
5,200	OpenTable, Inc.#~	232,440
11,000	SRA International, Inc. - Class A#	244,420
11,500	Synchronoss Technologies, Inc.#	224,135
21,800	Teradyne, Inc.#	234,568
18,000	TIBCO Software, Inc.#	244,080
6,200	Veeco Instruments, Inc.#	268,460
4,800	WebMD Health Corp.#	222,096

		5,427,085

	Materials (3.3%)
5,600	Albemarle Corp.	244,272
13,000	Titanium Metals Corp.#	287,820

		532,092

	TOTAL COMMON STOCKS (Cost $14,596,424)	15,456,745

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.6%) #
	Other (0.6%)
250	iShares Russell 2000 Index Fund Put, 12/31/10, Strike $54.00	$55,625
15	S & P 500 Index Put, 12/18/10, Strike $945.00	36,150

	TOTAL PURCHASED OPTIONS (Cost $162,217)	91,775

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (3.9%)
628,970	Fidelity Prime Money Market Fund - Institutional Class (Cost $628,970)	628,970

TOTAL INVESTMENTS (101.2%) (Cost $15,387,611)		16,177,490

LIABILITIES, LESS OTHER ASSETS (-1.2%)		(187,127)

NET ASSETS (100.0%)		$15,990,363

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $557,319.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (96.5%)
		Consumer Discretionary (16.6%)
1,075,000		Abercrombie & Fitch Company - Class A	$39,710,500
2,084,500		Amazon.com, Inc.#	245,741,705
1,250,000		American Eagle Outfitters, Inc.	15,387,500
325,000		American Public Education, Inc.#	14,514,500
2,400,000	HKD	BYD Company, Ltd.	16,570,275
2,150,000		CarMax, Inc.#	45,365,000
1,600,000		Chico’s FAS, Inc.	14,992,000
2,700,000		Coach, Inc.	99,819,000
2,750,000		Expedia, Inc.	62,370,000
3,650,000		GameStop Corp.#	73,182,500
1,200,000		Harman International Industries, Inc.#	36,492,000
700,000		Home Inns & Hotels Management, Inc.#	29,449,000
1,100,000		Imax Corp.#	17,017,000
200,000		ITT Educational Services, Inc.#	16,148,000
750,000		Life Time Fitness, Inc.#	27,270,000
1,000,000		Lincoln Educational Services Corp.#	21,090,000
1,050,000		LKQ Corp.#	20,769,000
681,766		Lululemon Athletica, Inc.#	28,279,653
800,000		New Oriental Education & Technology Group, Inc.#	78,240,000
950,000		NutriSystem, Inc.	18,582,000
900,000		Priceline.com, Inc.#	201,960,000
474,955		Skechers U.S.A., Inc. - Class A#	17,616,081
3,325,000		Starbucks Corp.	82,626,250
770,000		Under Armour, Inc.#	28,921,200
550,000		WMS Industries, Inc.#	21,180,500

			1,273,293,664

		Consumer Staples (2.4%)
2,600,000		Avon Products, Inc.	80,938,000
1,575,000		Green Mountain Coffee Roasters, Inc.#	48,494,250
600,000		Hansen Natural Corp.#	25,134,000
850,000		Whole Foods Market, Inc.#	32,274,500

			186,840,750

		Energy (8.8%)
1,500,000	GBP	AMEC, PLC	20,539,562
1,640,000		Apache Corp.	156,751,200
750,000		Atwood Oceanics, Inc.#	20,400,000
500,000		Comstock Resources, Inc.#	12,655,000
1,525,000		Devon Energy Corp.	95,297,250
457,308		ENSCO, PLC	19,120,048
2,625,000		Halliburton Company	78,435,000
4,450,000		National Oilwell Varco, Inc.	174,262,000
970,000		Occidental Petroleum Corp.	75,592,100
1,250,000	GBP	Petrofac, Ltd.	24,502,156

			677,554,316

		Financials (4.9%)
1,175,000		AllianceBernstein Holding, LP	31,349,000
1,250,000		Apollo Investment Corp.	12,625,000
700,000		CBOE Holdings, Inc.#	18,620,000
125,000		CME Group, Inc.	34,850,000
2,400,000		E-House China Holdings, Ltd.	39,120,000
625,000		Franklin Resources, Inc.	62,862,500
560,000		IntercontinentalExchange, Inc.#	59,147,200
850,000		Investment Technology Group, Inc.#	13,353,500
3,750,000		Janus Capital Group, Inc.	39,300,000
1,400,000		Legg Mason, Inc.	40,446,000
1,500,000		optionsXpress Holdings, Inc.#	23,400,000

			375,073,200

		Health Care (8.4%)
1,142,903		Align Technology, Inc.#	19,829,367
800,000		Bruker Corp.#	10,536,000
1,000,000		Emergency Medical Services Corp.#	44,740,000
700,000		Emergent Biosolutions, Inc.#	12,999,000
800,000		Gen-Probe, Inc.#	35,976,000
270,180		HMS Holdings Corp.#	15,216,538
576,804		Hospira, Inc.#	30,051,488
1,962,000		Human Genome Sciences, Inc.#	50,894,280
550,000		Illumina, Inc.#	24,656,500
648,243		Immucor, Inc.#	12,459,231
350,000		Intuitive Surgical, Inc.#	114,929,500
1,500,000		Medtronic, Inc.	55,455,000
1,081,396		Mindray Medical International, Ltd.	33,458,392
575,000		Novo Nordisk, A/S	49,467,250
494,435		NuVasive, Inc.#	16,202,635
225,692		Thoratec Corp.#	8,300,952
715,000		Varian Medical Systems, Inc.#	39,468,000
1,600,000		Warner Chilcott, PLC#	40,960,000
475,000		Waters Corp.#	30,476,000

			646,076,133

		Industrials (9.5%)
8,400,000	CHF	ABB, Ltd.#	169,560,673
607,819		Acuity Brands, Inc.	25,607,414
110,000		Bucyrus International, Inc.	6,844,200
450,000		Cummins, Inc.	35,824,500
875,000		Dover Corp.	41,973,750
1,100,000		Eaton Corp.	86,306,000
1,297,300		Fluor Corp.	62,646,617
400,000		FTI Consulting, Inc.#	14,140,000
2,000,000		GrafTech International, Ltd.#	31,360,000

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

876,000		McDermott International, Inc.#	$20,594,760
1,200,000		Orbital Sciences Corp.#	17,568,000
1,575,000		Parker-Hannifin Corp.	97,839,000
1,175,000		United Technologies Corp.	83,542,500
300,000		Valmont Industries, Inc.	21,315,000
275,000	DKK	Vestas Wind Systems, A/S#	13,345,671

			728,468,085

		Information Technology (40.8%)
2,000,000		Accenture, PLC	79,280,000
850,000		Akamai Technologies, Inc.#	32,606,000
1,336,000		Amphenol Corp. - Class A	59,852,800
825,000		Ansys, Inc.#	37,083,750
1,393,750		Apple, Inc.#~	358,542,187
1,179,888		ArcSight, Inc.#	29,508,999
1,200,000		ASML Holding, NV	38,628,000
583,100		Atheros Communications, Inc.#	15,417,164
2,250,000		Baidu.com, Inc.#	183,172,500
750,000		Blue Coat Systems, Inc.#	16,425,000
3,600,000		Cadence Design Systems, Inc.#	25,056,000
725,000		Cavium Networks, Inc.#	19,451,750
72,700		Cirrus Logic, Inc.#	1,417,650
5,625,000		Cisco Systems, Inc.#	129,768,750
1,825,000		Cognizant Technology Solutions Corp.#	99,572,000
600,000		Cree, Inc.#	42,504,000
3,785,000		eBay, Inc.#	79,144,350
4,350,000		EMC Corp.#	86,086,500
800,000		F5 Networks, Inc.#	70,264,000
475,000		First Solar, Inc.#	59,588,750
740,000		Google, Inc.#	358,789,000
1,400,000		Infosys Technologies, Ltd.	84,672,000
300,000		Itron, Inc.#	19,521,000
2,000,000		Jabil Circuit, Inc.	29,020,000
1,150,000		Juniper Networks, Inc.#	31,947,000
650,000	KRW	LG Display Company, Ltd.	19,869,137
1,250,000		Linear Technology Corp.	39,850,000
1,290,945		Longtop Financial Technologies, Ltd.#	43,027,197
3,300,000		Marvell Technology Group, Ltd.#	49,236,000
2,200,000		Mentor Graphics Corp.#	21,164,000
550,000		MercadoLibre, Inc.#	33,275,000
2,800,000		Motorola, Inc.#	20,972,000
1,150,000		Net 1 UEPS Technologies, Inc.#	16,732,500
835,000		NETGEAR, Inc.#	20,040,000
4,700,000		Nuance Communications, Inc.#	77,597,000
2,900,000		NVIDIA Corp.#	26,651,000
4,000,000		Oracle Corp.	94,560,000
1,668,380		Parametric Technologies Corp.#	29,930,737
56,302		Pegasystems, Inc.	1,731,849
700,000		Perfect World Company, Ltd.#	16,352,000
850,000		Plantronics, Inc.	25,474,500
750,000		Plexus Corp.#	21,900,000
850,000		Polycom, Inc.#	25,228,000
2,775,000		QUALCOMM, Inc.	105,672,000
1,750,000		Rackspace Hosting, Inc.#	32,725,000
775,000		Riverbed Technology, Inc.#	28,744,750
800,000		Rofin-Sinar Technologies, Inc.#	16,848,000
1,500,000		Seagate Technology#	18,825,000
875,000		Shanda Games, Ltd.#	5,801,250
682,416		Silicon Laboratories, Inc.#	27,330,761
950,000		SINA Corp.#	40,641,000
700,000		Solera Holdings, Inc.	26,586,000
950,000		Sourcefire, Inc.#	20,273,000
975,000		Taleo Corp.#	23,985,000
975,000		Trimble Navigation, Ltd.#	27,660,750
500,000		Trina Solar, Ltd.#	10,870,000
2,000,000		Varian Semiconductor Equipment Associates, Inc.#	56,520,000
425,000		Veeco Instruments, Inc.#	18,402,500
1,271,812		VeriFone Systems, Inc.#	27,827,247
425,000		VMware, Inc.#	32,950,250
775,000		Xyratex, Ltd.#	10,067,250
2,700,000		Yingli Green Energy Holding Company, Ltd.#	29,484,000

			3,132,123,828

		Materials (4.6%)
500,000		Agrium, Inc.	31,500,000
1,575,000	GBP	Anglo American, PLC#	62,277,402
2,300,000		Barrick Gold Corp.	94,530,000
1,600,000		Calgon Carbon Corp.#	21,184,000
636,785		Cliffs Natural Resources, Inc.	36,022,927
1,400,000	CAD	HudBay Minerals, Inc.#	17,458,295
600,000		Mosaic Company	28,590,000
500,000		Nucor Corp.	19,570,000
3,100,000		Sterlite Industries, Ltd.	46,841,000

			357,973,624

		Telecommunication Services (0.5%)
650,000		Neutral Tandem, Inc.#	6,955,000
850,000		NII Holdings, Inc.#	31,841,000

			38,796,000

		TOTAL COMMON STOCKS (Cost $6,609,751,845)	7,416,199,600

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (2.7%) #
	Other (2.7%)
	PowerShares QQQ
437,000	Put, 12/31/10, Strike $44.00	$103,132,000
155,000	Put, 09/18/10, Strike $45.00	19,220,000
	S & P 500 Index
11,960	Put, 12/18/10, Strike $1,075.00	67,753,400
4,200	Put, 09/18/10, Strike $1,100.00	14,700,000

		204,805,400

	Information Technology (0.0%)
	Baidu.com, Inc.
11,000	Put, 09/18/10, Strike $70.00	1,699,500
11,000	Put, 09/18/10, Strike $65.00	1,017,500

		2,717,000

	TOTAL PURCHASED OPTIONS (Cost $233,229,518)	207,522,400

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (1.4%)
104,292,654	Fidelity Prime Money Market Fund - Institutional Class (Cost $104,292,654)	104,292,654

TOTAL INVESTMENTS (100.6%) (Cost $6,947,274,017)		7,728,014,654

LIABILITIES, LESS OTHER ASSETS (-0.6%)		(46,875,915)

NET ASSETS (100.0%)		$7,681,138,739

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $28,297,500.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound Sterling
HKD	Hong Kong Dollar
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (96.4%)
		Consumer Discretionary (6.9%)
40,000		Carnival Corp.	$1,387,200
15,000		Nike, Inc. - Class B	1,104,600
45,000		Walt Disney Company	1,516,050

			4,007,850

		Consumer Staples (14.8%)
50,000		Coca-Cola Company	2,755,500
96,000	GBP	Diageo, PLC	1,666,023
42,000	CHF	Nestlé, SA	2,075,933
11,000		PepsiCo, Inc.	714,010
26,000		Wal-Mart Stores, Inc.	1,330,940

			8,542,406

		Energy (6.5%)
26,000		ConocoPhillips	1,435,720
29,000		Devon Energy Corp.	1,812,210
20,000		Pride International, Inc.#	475,800

			3,723,730

		Financials (17.1%)
6,000		Arch Capital Group, Ltd.#	469,560
29,000		First Community Bancshares, Inc.	426,590
16,500		Franklin Resources, Inc.	1,659,570
23,000		JPMorgan Chase & Company	926,440
20,000		Legg Mason, Inc.	577,800
48,000		Leucadia National Corp.#	1,060,320
23,000		MB Financial, Inc.	398,820
35,000		People’s United Financial, Inc.	484,400
17,000		Prudential Financial, Inc.	973,930
30,000		SEI Investments Company	575,400
9,000		Travelers Companies, Inc.	454,050
40,000		Umpqua Holdings Corp.	501,200
21,000		US Bancorp	501,900
32,000		Wells Fargo & Company	887,360

			9,897,340

		Health Care (13.2%)
18,000		Alcon, Inc.	2,791,440
10,500		Amgen, Inc.#	572,565
15,000		Cubist Pharmaceuticals, Inc.#	323,700
27,500		Johnson & Johnson	1,597,475
15,000		Martek Biosciences Corp.#	310,350
43,500		Merck & Company, Inc.	1,499,010
12,000		Stryker Corp.	558,840

			7,653,380

		Industrials (10.5%)
35,000		Aecom Technology Corp.#	844,900
18,000		AGCO Corp.#	625,680
12,000		Boeing Company~	817,680
20,000		Dover Corp.	959,400
9,000		Eaton Corp.	706,140
11,000		FedEx Corp.	908,050
17,000		United Technologies Corp.	1,208,700

			6,070,550

		Information Technology (26.2%)
58,000		Activision Blizzard, Inc.	689,040
22,000		Amdocs, Ltd.#	601,260
110,000		Cisco Systems, Inc.#	2,537,700
35,000		Corning, Inc.	634,200
89,000		Dell, Inc.#	1,178,360
112,000		eBay, Inc.#	2,341,920
36,000		Electronic Arts, Inc.#	573,480
185,000	SEK	LM Ericsson Telephone Company	2,041,321
70,000		Microsoft Corp.	1,806,700
60,000		Oracle Corp.	1,418,400
34,000		QUALCOMM, Inc.	1,294,720

			15,117,101

		Materials (1.2%)
11,000		Agrium, Inc.	693,000

		TOTAL COMMON STOCKS (Cost $54,426,231)	55,705,357

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (2.6%)#
		Other (2.6%)
		S & P 500 Index
220		Put, 12/18/10, Strike $1,075.00	1,246,300
80		Put, 09/18/10, Strike $1,100.00	280,000

		TOTAL PURCHASED OPTIONS (Cost $1,606,471)	1,526,300

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (0.9%)
524,753		Fidelity Prime Money Market Fund - Institutional Class (Cost $524,753)	524,753

TOTAL INVESTMENTS (99.9%) (Cost $56,557,455)			57,756,410

OTHER ASSETS, LESS LIABILITIES (0.1%)			47,427

NET ASSETS (100.0%)			$57,803,837

See accompanying Notes to Schedule of Investments

Calamos Value Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $681,400.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
GBP	British Pound Sterling
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (97.1%)
		Consumer Discretionary (7.0%)
23,000		Amazon.com, Inc.#	$2,711,470
8,000		Nike, Inc. - Class B	589,120
4,700		Priceline.com, Inc.#	1,054,680

			4,355,270

		Consumer Staples (10.7%)
13,000		Archer-Daniels-Midland Company	355,680
36,000		Coca-Cola Company	1,983,960
3,000		Colgate-Palmolive Company	236,940
12,000		Costco Wholesale Corp.	680,520
10,000		Diageo, PLC	698,800
5,000		Kimberly-Clark Corp.	320,600
8,000		PepsiCo, Inc.	519,280
7,000		Philip Morris International, Inc.	357,280
31,000		Wal-Mart Stores, Inc.	1,586,890

			6,739,950

		Energy (8.0%)
10,000		Apache Corp.	955,800
5,000		Chevron Corp.	381,050
1,800		CNOOC, Ltd.	303,156
10,000		Devon Energy Corp.	624,900
49,000		Halliburton Company	1,464,120
3,000		Occidental Petroleum Corp.	233,790
18,000		Schlumberger, Ltd.	1,073,880

			5,036,696

		Financials (4.3%)
13,000		Aflac, Inc.	639,470
6,500		Franklin Resources, Inc.	653,770
5,500		Prudential Financial, Inc.	315,095
30,000	GBP	Standard Chartered, PLC	866,754
4,500		T. Rowe Price Group, Inc.	217,035

			2,692,124

		Health Care (12.4%)
7,000		Abbott Laboratories	343,560
13,000		Alcon, Inc.	2,016,040
5,500		Celgene Corp.#	303,325
26,000		Johnson & Johnson	1,510,340
8,000		Medtronic, Inc.	295,760
21,000		Novo Nordisk, A/S	1,806,630
13,000		Stryker Corp.	605,410
11,500		Teva Pharmaceutical Industries, Ltd.	561,775
8,000		Thermo Fisher Scientific, Inc.#	358,880

			7,801,720

		Industrials (12.5%)
10,000		3M Company	855,400
92,000		ABB, Ltd.#	1,856,560
12,000		Caterpillar, Inc.	837,000
24,000		Danaher Corp.	921,840
14,000		Dover Corp.	671,580
13,000		Eaton Corp.	1,019,980
3,000	EUR	Schneider Electric, SA	345,297
19,000		United Technologies Corp.	1,350,900

			7,858,557

		Information Technology (37.8%)
19,000		Accenture, PLC	753,160
11,300		Apple, Inc.#~	2,906,925
10,000		ASML Holding, NV	321,900
116,000		Cisco Systems, Inc.#	2,676,120
23,000		Cognizant Technology Solutions Corp.#	1,254,880
62,000		eBay, Inc.#	1,296,420
130,000		EMC Corp.#	2,572,700
5,225		Google, Inc.#~	2,533,341
34,000		Infosys Technologies, Ltd.	2,056,320
81,000		Intel Corp.	1,668,600
62,000		Microsoft Corp.	1,600,220
109,000		Oracle Corp.	2,576,760
16,000		QUALCOMM, Inc.	609,280
1,375	KRW	Samsung Electronics Company, Ltd.	943,122

			23,769,748

		Materials (4.4%)
38,000		Anglo American, PLC#~	752,400
14,000		Barrick Gold Corp.	575,400
11,000		Freeport-McMoRan Copper & Gold, Inc.	786,940
11,000		Newmont Mining Corp.	614,900

			2,729,640

		TOTAL COMMON STOCKS (Cost $56,530,482)	60,983,705

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (2.6%)#
		Other (2.6%)
		S & P 500 Index
240		Put, 12/18/10, Strike $1,075.00	1,359,600
85		Put, 09/18/10, Strike $1,100.00	297,500

		TOTAL PURCHASED OPTIONS (Cost $1,745,004)	1,657,100

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (0.3%)
187,079	Fidelity Prime Money Market Fund - Institutional Class (Cost $187,079)	$187,079

TOTAL INVESTMENTS (100.0%) (Cost $58,462,565)		62,827,884

OTHER ASSETS, LESS LIABILITIES (0.0%)		2,765

NET ASSETS (100.0%)		$62,830,649

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $1,670,395.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Multi-Fund Blend

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENTS IN AFFILIATED FUNDS (100.1%)
560,197	Calamos Global Growth and Income Fund - Class I Shares (Cost $6,195,682)	$5,411,498
111,140	Calamos Growth Fund - Class I Shares (Cost $6,646,160)	5,306,912
487,340	Calamos Value Fund - Class I Shares (Cost $6,619,255)	5,131,695

	TOTAL INVESTMENTS IN AFFILIATED FUNDS (Cost $19,461,097)	15,850,105

TOTAL INVESTMENTS (100.1%) (Cost $19,461,097)		15,850,105

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(21,708)

NET ASSETS (100.0%)		$15,828,397

NOTES TO SCHEDULE OF INVESTMENTS

Investments in Affiliated Funds: The fund held the following investments in affiliated funds as of July 31, 2010. Purchases, sales, and dividend income are shown during the period from November 1, 2009 through July 31, 2010.

	VALUE		PROCEEDS FROM	DIVIDEND
	OCTOBER 31, 2009	PURCHASES	SALES	INCOME

Calamos Global Growth and Income Fund	$5,372,500	$1,140,379	$1,276,165	$112,112
Calamos Growth Fund	6,247,956	657,204	2,164,780	—
Calamos Value Fund	5,491,557	1,034,465	1,276,165	26,477

Total	$17,112,013	$2,832,048	$4,717,110	$138,589

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (94.3%)
		Consumer Discretionary (7.2%)
28,000		New Oriental Education & Technology Group, Inc.#~	$2,738,400
18,000	EUR	Puma, AG Rudolf Dassler Sport	5,272,150
190,000	CHF	Swatch Group, AG	10,684,690

			18,695,240

		Consumer Staples (4.2%)
44,000	EUR	Beiersdorf, AG	2,606,041
35,000	EUR	Henkel, AG & Company KGaA	1,738,279
2,730,000	MXN	Wal-Mart de Mexico, SAB de CV	6,438,501

			10,782,821

		Energy (10.7%)
135,000	NOK	Acergy, SA	2,207,257
330,000	GBP	AMEC, PLC	4,518,704
2,299,946	HKD	CNOOC, Ltd.	3,876,286
230,000	CAD	Nexen, Inc.	4,776,518
72,000	GBP	Petrofac, Ltd.	1,411,324
168,000	NOK	Subsea 7, Inc.#	2,858,108
130,000	CAD	Talisman Energy, Inc.	2,219,250
67,000	EUR	Technip, SA	4,460,089
28,000	EUR	Tecnicas Reunidas, SA	1,448,919

			27,776,455

		Financials (6.6%)
120,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	1,976,244
285,000	GBP	Schroders, PLC	5,753,641
550,000	SGD	Singapore Exchange, Ltd.	3,104,739
215,000	GBP	Standard Chartered, PLC	6,211,734

			17,046,358

		Health Care (12.3%)
65,000		Alcon, Inc.	10,080,200
65,000	EUR	DiaSorin S.p.A	2,404,794
220,000	SEK	Elekta, AB - Class B	6,380,670
100,000		Mindray Medical International, Ltd.	3,094,000
117,000	DKK	Novo Nordisk, A/S - Class B	10,010,836

			31,970,500

		Industrials (8.1%)
450,000	CHF	ABB, Ltd.#	9,083,607
85,000	JPY	Asahi Diamond Industrial Company, Ltd.	1,359,828
225,000	JPY	Komatsu, Ltd.	4,714,188
25,000	EUR	Prosegur, Compania de Seguridad, SA	1,228,809
18,000	EUR	Schneider Electric, SA	2,071,782
158,823	INR	Siemens India, Ltd.	2,400,035

			20,858,249

		Information Technology (38.0%)
140,000		Accenture, PLC	5,549,600
125,000	EUR	Aixtron, AG	3,740,613
2,365,000	GBP	ARM Holdings, PLC	12,163,636
165,000	EUR	ASML Holding, NV	5,295,769
428,000	GBP	Autonomy Corp., PLC#	11,043,580
220,000	GBP	Aveva Group, PLC	4,592,587
150,000		Baidu.com, Inc.#	12,211,500
135,000		Check Point Software Technologies, Ltd.#	4,592,700
1,350,000	TWD	Compal Electronics, Inc.	1,766,248
147,000	TWD	HTC Corp.	2,706,887
650,000	GBP	Imagination Technologies Group, PLC#	3,353,073
142,000		Infosys Technologies, Ltd.~	8,588,160
94,000	CHF	Kudelski, SA	2,772,731
90,179	TWD	MediaTek, Inc.	1,221,164
64,000		MercadoLibre, Inc.#~	3,872,000
310,000	GBP	Playtech, Ltd.	2,156,017
220,000	INR	Tata Consultancy Services, Ltd.	3,994,094
330,000	HKD	Tencent Holdings, Ltd.	6,371,995
6,500	JPY	Yahoo! Japan Corp.	2,492,766

			98,485,120

		Materials (6.4%)
115,000	GBP	Anglo American, PLC#	4,547,239
35,000	ZAR	AngloGold Ashanti, Ltd.	1,419,710
81,500	CAD	Barrick Gold Corp.	3,350,217
120,000	CAD	Goldcorp, Inc.	4,704,051
165,000		Sterlite Industries, Ltd.	2,493,150

			16,514,367

		Telecommunication Services (0.8%)
75,000	BRL	Vivo Participações, SA	2,006,340

		TOTAL COMMON STOCKS (Cost $212,370,932)	244,135,450

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (2.7%) #
		Other (2.6%)
		iShares MSCI EAFE Index Fund
9,220		Put, 12/18/10, Strike $52.00	3,203,950
3,450		Put, 09/18/10, Strike $52.00	650,325
		PowerShares QQQ
10,790		Put, 12/31/10, Strike $44.00	2,546,440
3,900		Put, 09/18/10, Strike $45.00	483,600

			6,884,315

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

	Information Technology (0.1%)
	Baidu.com, Inc.
750	Put, 09/18/10, Strike $70.00	$115,875
750	Put, 09/18/10, Strike $65.00	69,375

		185,250

	TOTAL PURCHASED OPTIONS (Cost $8,603,760)	7,069,565

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (2.2%)
5,627,640	Fidelity Prime Money Market Fund - Institutional Class (Cost $5,627,640)	5,627,640

TOTAL INVESTMENTS (99.2%) (Cost $226,602,332)		256,832,655

OTHER ASSETS, LESS LIABILITIES (0.8%)		1,964,505

NET ASSETS (100.0%)		$258,797,160

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $6,492,500.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

	JULY 31, 2010 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$65,916,915	25.7%

British Pound Sterling	55,751,535	21.7%

European Monetary Unit	30,267,245	11.8%

Swiss Franc	22,541,028	8.8%

Canadian Dollar	15,050,036	5.9%

Hong Kong Dollar	12,224,525	4.7%

Danish Krone	10,010,836	3.9%

Japanese Yen	8,566,782	3.3%

Mexican Peso	6,438,501	2.5%

Indian Rupee	6,394,129	2.5%

Swedish Krona	6,380,670	2.5%

New Taiwanese Dollar	5,694,299	2.2%

Norwegian Krone	5,065,365	2.0%

Singapore Dollar	3,104,739	1.2%

Brazilian Real	2,006,340	0.8%

South African Rand	1,419,710	0.5%

Total Investments	$256,832,655	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (22.2%)
		Consumer Discretionary (1.0%)
5,000,000	HKD	Yue Yuen Industrial Holdings, Ltd. 0.000%, 11/17/11	$762,431

		Energy (5.3%)
1,200,000		Acergy, SA 2.250%, 10/11/13	1,237,716
750,000		Premier Oil, PLC 2.875%, 06/27/14	842,193
1,800,000		Subsea 7, Inc. 3.500%, 10/13/14	2,143,582

			4,223,491

		Health Care (0.9%)
		Teva Pharmaceutical Industries, Ltd.
375,000		0.250%, 02/01/26	434,531
220,000		1.750%, 02/01/26	246,675

			681,206

		Industrials (4.9%)
90,000,000	JPY	Asahi Glass Company, Ltd. 0.000%, 11/14/14	1,131,521
4,000,000	CNY	China High Speed Transmission Equipment Group Company, Ltd. 0.000%, 05/14/11	686,342
900,000		Larsen & Toubro, Ltd. 3.500%, 10/22/14	1,050,950
900,000		Lonking Holdings, Ltd. 0.000%, 08/24/14	1,060,920

			3,929,733

		Information Technology (2.1%)
525,000		Intel Corp.* 3.250%, 08/01/39	624,750
1,000,000		United Microelectronics Corp. (Novatek Microelectronics Corp., Ltd.)§ 0.000%, 12/02/14	1,067,500

			1,692,250

		Materials (7.5%)
300,000		Anglo American, PLC 4.000%, 05/07/14	470,161
1,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,124,039
1,100,000		Goldcorp, Inc. 2.000%, 08/01/14	1,255,375
		Newmont Mining Corp.
280,000		1.625%, 07/15/17	378,000
240,000		3.000%, 02/15/12	313,500
		Sino-Forest Corp.*
650,000		5.000%, 08/01/13	685,750
230,000		4.250%, 12/15/16	218,787
720,000		Sterlite Industries, Ltd. 4.000%, 10/30/14	700,200
750,000		Xstrata, PLC 4.000%, 08/14/17	849,375

			5,995,187

		Utilities (0.5%)
400,000		Tata Power Company, Ltd. 1.750%, 11/21/14	426,501

		TOTAL CONVERTIBLE BONDS (Cost $17,593,638)	17,710,799

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (2.7%)
		Consumer Staples (0.3%)
2,700		Bunge, Ltd. 4.875%	224,100

		Energy (0.8%)
11,900		Apache Corp. 6.000%	651,525

		Materials (1.6%)
16,000		Vale, SA 6.750%	1,275,840

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,936,873)	2,151,465

COMMON STOCKS (71.6%)
		Consumer Discretionary (3.5%)
17,000	INR	Educomp Solutions, Ltd.	223,410
7,200		New Oriental Education & Technology Group, Inc.#	704,160
2,000	EUR	Puma, AG Rudolf Dassler Sport	585,795
13,000	CHF	Swatch Group, AG	731,058
180,000	HKD	Yue Yuen Industrial Holdings, Ltd.	585,594

			2,830,017

		Consumer Staples (8.6%)
4,000	EUR	Beiersdorf, AG	236,913
16,000		Coca-Cola Company	881,760
42,000	GBP	Diageo, PLC	728,885
8,400	EUR	Henkel, AG & Company KGaA	417,187
90,000	INR	Hindustan Unilever, Ltd.	488,957
16,500	BRL	Natura Cosméticos, SA	428,730
13,000	INR	Nestlé India, Ltd.	846,212
24,000	CHF	Nestlé, SA	1,186,247
700,000	MXN	Wal-Mart de Mexico, SAB de CV	1,650,898

			6,865,789

		Energy (5.4%)
949,997	HKD	CNOOC, Ltd.	1,601,107
12,000		Halliburton Company	358,560
12,500		Occidental Petroleum Corp.	974,125

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

40,000	BRL	Petróleo Brasileiro, SA	$728,678
3,500		Petróleo Brasileiro, SA	127,400
7,500	EUR	Technip, SA	499,264

			4,289,134

		Financials (5.8%)
92,000	BRL	BM& FBOVESPA, SA	677,394
35,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	576,404
175,000	SGD	Singapore Exchange, Ltd.	987,872
82,000	GBP	Standard Chartered, PLC	2,369,126

			4,610,796

		Health Care (4.1%)
32,000		Mindray Medical International, Ltd.	990,080
26,500	DKK	Novo Nordisk, A/S - Class B	2,267,412

			3,257,492

		Industrials (8.2%)
95,000	CHF	ABB, Ltd.#	1,917,651
110,000	INR	Crompton Greaves, Ltd.	656,098
13,000		Eaton Corp.	1,019,980
70,000	HKD	Hutchison Whampoa, Ltd.	463,168
50,000	JPY	Komatsu, Ltd.	1,047,597
7,500		Parker-Hannifin Corp.	465,900
65,000	INR	Siemens India, Ltd.	982,240

			6,552,634

		Information Technology (32.3%)
123,343	TWD	Acer, Inc.	330,519
22,000	EUR	Aixtron, AG	658,348
500,000	GBP	ARM Holdings, PLC	2,571,593
26,000		Avago Technologies, Ltd.#	565,760
41,000		Baidu.com, Inc.#	3,337,810
41,000		Check Point Software Technologies, Ltd.#	1,394,820
575,000	TWD	Compal Electronics, Inc.	752,291
45,000		Genpact, Ltd.#	678,150
73,500	TWD	HTC Corp.	1,353,444
57,000		Infosys Technologies, Ltd.	3,447,360
35,000	TWD	Largan Precision Company, Ltd.	669,358
15,000		Longtop Financial Technologies, Ltd.#	499,950
23,000		Marvell Technology Group, Ltd.#	343,160
50,099	TWD	MediaTek, Inc.	678,418
20,000		MercadoLibre, Inc.#	1,210,000
3,500	KRW	NHN Corp.#	542,830
15,000		QUALCOMM, Inc.	571,200
2,400	KRW	Samsung Electronics Company, Ltd.	1,646,176
210,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	406,653
70,000	INR	Tata Consultancy Services, Ltd.	1,270,848
100,000	HKD	Tencent Holdings, Ltd.	1,930,907
50,000	HKD	VTech Holdings, Ltd.	532,171
236,327	TWD	Wistron Corp.	381,751

			25,773,517

		Materials (0.6%)
12,000	GBP	Anglo American, PLC#	474,494

		Telecommunication Services (3.1%)
5,500		Millicom International Cellular, SA	512,710
75,000	ZAR	MTN Group, Ltd.	1,201,641
23,500	BRL	Vivo Participações, SA	628,653
5,000		Vivo Participações, SA	133,700

			2,476,704

		TOTAL COMMON STOCKS (Cost $49,089,091)	57,130,577

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (2.2%)#
		Other (2.1%)
		iShares MSCI EAFE Index Fund
2,270		Put, 12/18/10, Strike $52.00	788,825
850		Put, 09/18/10, Strike $52.00	160,225
		PowerShares QQQ
2,650		Put, 12/31/10, Strike $44.00	625,400
990		Put, 09/18/10, Strike $45.00	122,760

			1,697,210

		Information Technology (0.1%)
		Baidu.com, Inc.
220		Put, 09/18/10, Strike $70.00	33,990
200		Put, 09/18/10, Strike $65.00	18,500

			52,490

		TOTAL PURCHASED OPTIONS (Cost $2,152,461)	1,749,700

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (0.7%)
619,620		Fidelity Prime Money Market Fund - Institutional Class (Cost $619,620)	619,620

TOTAL INVESTMENTS (99.4%) (Cost $71,391,683)			79,362,161

OTHER ASSETS, LESS LIABILITIES (0.6%)			446,294

NET ASSETS (100.0%)			$79,808,455

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $1,529,287 or 1.9% of net assets.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CHF	Swiss Franc
CNY	Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

	JULY 31, 2010 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$37,867,875	47.7%

Hong Kong Dollar	6,451,782	8.1%

British Pound Sterling	6,144,098	7.7%

New Taiwanese Dollar	4,572,434	5.8%

Indian Rupee	4,467,765	5.6%

Swiss Franc	3,834,956	4.8%

Brazilian Real	2,463,455	3.1%

European Monetary Unit	2,397,507	3.0%

Danish Krone	2,267,412	2.9%

South Korean Won	2,189,006	2.8%

Japanese Yen	2,179,118	2.8%

Mexican Peso	1,650,898	2.1%

South African Rand	1,201,641	1.5%

Singapore Dollar	987,872	1.2%

Yuan Renminbi	686,342	0.9%

Total Investments	$79,362,161	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (96.2%)
		Consumer Discretionary (11.7%)
13,500		Amazon.com, Inc.#	$1,591,515
2,000		New Oriental Education & Technology Group, Inc.#	195,600
5,150		Nike, Inc. - Class B	379,246
6,000		Priceline.com, Inc.#	1,346,400
1,600	EUR	Puma, AG Rudolf Dassler Sport	468,636
6,046		Skechers U.S.A., Inc. - Class A#	224,246
19,013	CHF	Swatch Group, AG	1,069,200

			5,274,843

		Consumer Staples (3.2%)
2,850	EUR	Beiersdorf, AG	168,800
7,000		Coca-Cola Company	385,770
3,600	EUR	Henkel, AG & Company KGaA	178,794
300,000	MXN	Wal-Mart de Mexico, SAB de CV	707,528

			1,440,892

		Energy (11.5%)
20,000	NOK	Acergy, SA	327,001
37,000	GBP	AMEC, PLC	506,643
10,500		Apache Corp.	1,003,590
264,994	HKD	CNOOC, Ltd.	446,616
6,600		Devon Energy Corp.	412,434
14,500		Halliburton Company	433,260
5,300		National Oilwell Varco, Inc.	207,548
28,500	CAD	Nexen, Inc.	591,873
5,200		Occidental Petroleum Corp.	405,236
11,000	GBP	Petrofac, Ltd.	215,619
10,400	NOK	Subsea 7, Inc.#	176,930
7,250	EUR	Technip, SA	482,622

			5,209,372

		Financials (6.4%)
4,700		Franklin Resources, Inc.	472,726
39,000	GBP	Schroders, PLC	787,340
58,000	SGD	Singapore Exchange, Ltd.	327,409
32,000	GBP	Standard Chartered, PLC	924,537
8,000		T. Rowe Price Group, Inc.	385,840

			2,897,852

		Health Care (10.7%)
9,500		Alcon, Inc.	1,473,260
2,000		Alexion Pharmaceuticals, Inc.#	108,720
12,000		Bruker Corp.#	158,040
20,000	SEK	Elekta, AB - Class B	580,061
8,100		Illumina, Inc.#	363,123
675		Intuitive Surgical, Inc.#	221,650
8,000		Mindray Medical International, Ltd.	247,520
16,800	DKK	Novo Nordisk, A/S - Class B	1,437,453
2,600		NuVasive, Inc.#	85,202
6,600		Warner Chilcott, PLC#	168,960

			4,843,989

		Industrials (8.8%)
70,000	CHF	ABB, Ltd.#	1,413,006
15,000	JPY	Asahi Diamond Industrial Company, Ltd.	239,970
6,500		Bucyrus International, Inc.	404,430
28,000	JPY	Komatsu, Ltd.	586,654
10,200		Parker-Hannifin Corp.	633,624
2,200	EUR	Schneider Electric, SA	253,218
6,000		United Technologies Corp.	426,600

			3,957,502

		Information Technology (39.2%)
17,000		Accenture, PLC	673,880
11,000	EUR	Aixtron, AG	329,174
8,000		Apple, Inc.#	2,058,000
410,000	GBP	ARM Holdings, PLC	2,108,706
19,000	EUR	ASML Holding, NV	609,816
72,500	GBP	Autonomy Corp., PLC#	1,870,700
23,000	GBP	Aveva Group, PLC	480,134
22,000		Baidu.com, Inc.#	1,791,020
9,200		Check Point Software Technologies, Ltd.#	312,984
24,000		Cisco Systems, Inc.#	553,680
5,000		Cognizant Technology Solutions Corp.#	272,800
17,000		eBay, Inc.#	355,470
5,300		F5 Networks, Inc.#	465,499
2,950		Google, Inc.#	1,430,308
83,000	GBP	Imagination Technologies Group, PLC#	428,162
22,200		Infosys Technologies, Ltd.	1,342,656
20,000		Marvell Technology Group, Ltd.#~	298,400
10,000		MercadoLibre, Inc.#	605,000
11,000		QUALCOMM, Inc.	418,880
33,000	HKD	Tencent Holdings, Ltd.	637,199
10,500		Veeco Instruments, Inc.#	454,650
500	JPY	Yahoo! Japan Corp.	191,751

			17,688,869

		Materials (4.7%)
14,000	GBP	Anglo American, PLC#	553,577
14,850		Barrick Gold Corp.	610,335
17,000	CAD	Goldcorp, Inc.	666,407
18,000		Sterlite Industries, Ltd.	271,980

			2,102,299

		TOTAL COMMON STOCKS (Cost $39,452,705)	43,415,618

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (2.7%) #
	Other (2.6%)
	iShares MSCI EAFE Index Fund
1,800	Put, 12/18/10, Strike $52.00	$625,500
720	Put, 09/18/10, Strike $52.00	135,720
	S & P 500 Index
60	Put, 12/18/10, Strike $1,075.00	339,900
25	Put, 09/18/10, Strike $1,100.00	87,500

		1,188,620

	Information Technology (0.1%)
	Baidu.com, Inc.
120	Put, 09/18/10, Strike $70.00	18,540
100	Put, 09/18/10, Strike $65.00	9,250

		27,790

	TOTAL PURCHASED OPTIONS (Cost $1,449,396)	1,216,410

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (3.0%)
1,337,541	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,337,541)	1,337,541

TOTAL INVESTMENTS (101.9%) (Cost $42,239,642)		45,969,569

LIABILITIES, LESS OTHER ASSETS (-1.9%)		(851,932)

NET ASSETS (100.0%)		$45,117,637

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	10/21/10	4,896,000	$7,679,790	$(228,137)
Canadian Dollar	10/21/10	928,000	901,596	(23,199)
Danish Krone	10/21/10	8,026,000	1,403,605	(15,367)
European Monetary Unit	10/21/10	1,784,000	2,324,460	(25,955)
Hong Kong Dollar	10/21/10	5,343,000	688,268	(543)
Indian Rupee	10/21/10	68,494,000	1,458,711	(32,347)
Japanese Yen	10/21/10	83,929,000	972,148	(6,396)
Mexican Peso	10/21/10	8,408,000	658,707	(11,629)
Norwegian Krone	10/21/10	2,700,000	442,555	(16,831)
Singapore Dollar	10/21/10	303,000	222,866	(2,503)
Swedish Krona	10/21/10	4,161,000	575,917	(13,368)
Swiss Franc	10/21/10	2,523,000	2,424,009	(17,554)

				$(393,829)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $179,040.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

	JULY 31, 2010 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$26,204,033	57.0%

British Pound Sterling	7,875,418	17.1%

European Monetary Unit	2,491,060	5.4%

Swiss Franc	2,482,206	5.4%

Danish Krone	1,437,453	3.1%

Canadian Dollar	1,258,280	2.7%

Hong Kong Dollar	1,083,815	2.4%

Japanese Yen	1,018,375	2.2%

Mexican Peso	707,528	1.6%

Swedish Krona	580,061	1.3%

Norwegian Krone	503,931	1.1%

Singapore Dollar	327,409	0.7%

Total Investments	$45,969,569	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (33.7%)
		Consumer Discretionary (1.8%)
16,000,000		Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	$20,300,800
16,150,000		International Game Technology 3.250%, 05/01/14	17,886,125
29,000,000		Priceline.com, Inc.* 1.250%, 03/15/15	29,725,000

			67,911,925

		Energy (0.7%)
27,000,000		Chesapeake Energy Corp. 2.750%, 11/15/35	24,502,500

		Financials (0.5%)
16,747,000		Leucadia National Corp. 3.750%, 04/15/14	19,133,447

		Health Care (6.8%)
18,500,000		Endo Pharmaceuticals Holdings, Inc.* 1.750%, 04/15/15	18,846,875
43,459,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	42,481,172
26,000,000		Life Technologies Corp. 3.250%, 06/15/25	27,820,000
47,500,000		Medtronic, Inc. 1.625%, 04/15/13	48,034,375
29,845,000		Mylan, Inc. 1.250%, 03/15/12	30,292,675
17,000,000		NuVasive, Inc. 2.250%, 03/15/13	17,467,500
17,355,000		Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	20,175,188
42,000,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	48,667,500

			253,785,285

		Industrials (2.2%)
33,000,000		AGCO Corp. 1.250%, 12/15/36	35,669,700
40,700,000		Danaher Corp. 0.000%, 01/22/21	45,685,750

			81,355,450

		Information Technology (15.6%)
18,900,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	32,430,006
18,500,000		Concur Technologies, Inc.* 2.500%, 04/15/15	20,095,625
98,780,000		EMC Corp. 1.750%, 12/01/13	133,599,950
34,500,000		Intel Corp.* 3.250%, 08/01/39	41,055,000
20,000,000		Linear Technology Corp. 3.000%, 05/01/27	20,350,000
90,943,000		NetApp, Inc. 1.750%, 06/01/13	128,456,987
47,654,000		Nuance Communications, Inc. 2.750%, 08/15/27	52,657,670
36,500,000		ON Semiconductor Corp. 2.625%, 12/15/26	35,861,250
20,000,000		Rovi Corp.* 2.625%, 02/15/40	22,675,000
52,000,000		Symantec Corp. 1.000%, 06/15/13	53,105,000
36,865,000		Xilinx, Inc.* 2.625%, 06/15/17	40,689,744

			580,976,232

		Materials (6.1%)
14,340,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	19,556,175
13,000,000		Anglo American, PLC 4.000%, 05/07/14	20,373,624
50,200,000		Goldcorp, Inc. 2.000%, 08/01/14	57,290,750
		Newmont Mining Corp.
33,689,000		1.250%, 07/15/14	45,059,037
28,500,000		1.625%, 07/15/17	38,475,000
25,460,000		3.000%, 02/15/12	33,257,125
15,265,000		Sterlite Industries, Ltd. 4.000%, 10/30/14	14,845,213

			228,856,924

		TOTAL CONVERTIBLE BONDS (Cost $1,098,992,353)	1,256,521,763

SYNTHETIC CONVERTIBLE SECURITIES (7.8%)
Sovereign Bonds (6.7%)
39,000,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	37,211,561
6,500,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	36,520,369
40,000,000	CAD	Government of Canada 2.000%, 12/01/14	38,585,672
		Government of New Zealand
25,500,000	NZD	6.000%, 04/15/15	19,580,362
25,000,000	NZD	6.500%, 04/15/13	19,231,628
26,000,000	SGD	Government of Singapore 1.375%, 10/01/14	19,689,254
		Kingdom of Norway
100,000,000	NOK	5.000%, 05/15/15	18,292,390
97,000,000	NOK	6.500%, 05/15/13	17,750,579
280,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	40,119,468

		TOTAL SOVEREIGN BONDS	246,981,283

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

Purchased Options (1.1%)#
		Consumer Discretionary (0.2%)
5,675		Best Buy Company, Inc. Call, 01/21/12, Strike $45.00	$1,594,675
1,100		Priceline.com, Inc. Call, 01/21/12, Strike $200.00	6,902,500

			8,497,175

		Financials (0.1%)
7,084		JPMorgan Chase & Company Call, 01/21/12, Strike $40.00	5,100,480

		Health Care (0.1%)
7,550		Teva Pharmaceutical Industries, Ltd. Call, 01/21/12, Strike $60.00	1,796,900

		Information Technology (0.7%)
1,335		Apple, Inc. Call, 01/21/12, Strike $210.00	10,069,238
6,150		Cognizant Technology Solutions Corp. Call, 01/21/12, Strike $47.50	8,579,250
		Google, Inc.
725		Call, 01/21/12, Strike $530.00	4,089,000
285		Call, 01/21/12, Strike $460.00	2,553,600
2,000		Linear Technology Corp. Call, 01/21/12, Strike $30.00	1,050,000

			26,341,088

		TOTAL PURCHASED OPTIONS	41,735,643

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $286,950,619)	288,716,926

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.8%)
		Consumer Staples (3.1%)
1,998,122		Archer-Daniels-Midland Company 6.250%	76,747,866
485,375		Bunge, Ltd. 4.875%	40,286,125

			117,033,991

		Energy (1.7%)
1,134,085		Apache Corp. 6.000%	62,091,154

		Financials (1.9%)
690,000		Affiliated Managers Group, Inc. 5.150%	23,848,125
8,802		Bank of America Corp. 7.250%	8,097,840
41,000		Wells Fargo & Company 7.500%	39,975,000

			71,920,965

		Health Care (1.0%)
35,310		Mylan, Inc. 6.500%	37,419,772

		Materials (1.1%)
498,800		Vale, SA 6.750%	40,024,412

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $266,404,976)	328,490,294

COMMON STOCKS (45.5%)
		Consumer Discretionary (3.2%)
654,986		Amazon.com, Inc.#	77,216,300
570,000		Nike, Inc. - Class B	41,974,800

			119,191,100

		Consumer Staples (3.2%)
1,050,000		Coca-Cola Company	57,865,500
1,230,000	GBP	Diageo, PLC	21,345,926
740,000		Wal-Mart Stores, Inc.	37,880,600

			117,092,026

		Energy (7.1%)
1,120,000		Devon Energy Corp.	69,988,800
1,868,835		Halliburton Company	55,840,790
860,000	CAD	Nexen, Inc.	17,860,026
1,206,000		Noble Corp.#	39,195,000
480,000		Occidental Petroleum Corp.	37,406,400
1,908,437		Pride International, Inc.#	45,401,716

			265,692,732

		Financials (3.6%)
300,000		Affiliated Managers Group, Inc.#	21,249,000
370,000		Aflac, Inc.	18,200,300
375,000		Franklin Resources, Inc.	37,717,500
350,000		Prudential Financial, Inc.	20,051,500
784,100		T. Rowe Price Group, Inc.	37,817,143

			135,035,443

		Health Care (4.5%)
250,000		Alcon, Inc.	38,770,000
925,000		Johnson & Johnson	53,733,250
660,000		Medtronic, Inc.	24,400,200
1,014,154		Merck & Company, Inc.	34,947,747
365,000		Stryker Corp.	16,998,050

			168,849,247

		Industrials (6.9%)
980,000	CHF	ABB, Ltd.#	19,782,078
290,000		Caterpillar, Inc.	20,227,500
765,000		Dover Corp.	36,697,050
950,000		Eaton Corp.	74,537,000

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

300,000		Parker-Hannifin Corp.	$18,636,000
1,213,000		United Technologies Corp.	86,244,300

			256,123,928

		Information Technology (17.0%)
1,100,000		Accenture, PLC	43,604,000
3,900,000		ARM Holdings, PLC	60,255,000
1,230,000	GBP	Autonomy Corp., PLC#	31,737,392
3,223,425		Cisco Systems, Inc.#	74,364,415
3,120,000		eBay, Inc.#	65,239,200
1,390,930		Infosys Technologies, Ltd.	84,123,447
1,575,000		Intel Corp.	32,445,000
2,270,325		Microsoft Corp.	58,597,088
3,318,600		Oracle Corp.	78,451,704
1,910,000		QUALCOMM, Inc.	72,732,800
45,000	KRW	Samsung Electronics Company, Ltd.	30,865,801

			632,415,847

		TOTAL COMMON STOCKS (Cost $1,583,388,412)	1,694,400,323

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (1.9%)#
		Other (1.9%)
		S & P 500 Index
10,360		Put, 12/18/10, Strike $1,075.00	58,689,400
3,700		Put, 09/18/10, Strike $1,100.00	12,950,000

		TOTAL PURCHASED OPTIONS (Cost $74,944,462)	71,639,400

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (2.5%)
92,586,980		Fidelity Prime Money Market Fund - Institutional Class (Cost $92,586,980)	92,586,980

TOTAL INVESTMENTS (100.2%) (Cost $3,403,267,802)			3,732,355,686

LIABILITIES, LESS OTHER ASSETS (-0.2%)			(5,932,800)

NET ASSETS (100.0%)			$3,726,422,886

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (0.0%)#
		Materials (0.0%)
1,750		Allegheny Technologies, Inc. Call, 01/22/11, Strike $60.00 (Premium $809,265)	(315,000)

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received partial payment of $16,000,000 as of August 10, 2006. The instrument has been priced at fair value following procedures approved by the board of trustees, and at July 31, 2010, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data. See Notes to Schedule of Investments 7 - Valuations.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $154,240,369 or 4.1% of net assets.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound Sterling
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (35.1%)
		Consumer Discretionary (1.8%)
2,700,000		Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	$3,425,760
13,000,000		Priceline.com, Inc.* 1.250%, 03/15/15	13,325,000
32,100,000	HKD	Yue Yuen Industrial Holdings, Ltd. 0.000%, 11/17/11	4,894,803

			21,645,563

		Consumer Staples (0.7%)
740,000,000	JPY	Asahi Breweries, Ltd. 0.000%, 05/26/28	8,733,291

		Energy (3.1%)
14,200,000		Acergy, SA 2.250%, 10/11/13	14,646,311
19,000,000		Subsea 7, Inc. 3.500%, 10/13/14	22,626,694

			37,273,005

		Financials (0.8%)
4,500,000	EUR	Industrivarden, AB 2.500%, 02/27/15	6,587,231
3,310,000		Leucadia National Corp. 3.750%, 04/15/14	3,781,675

			10,368,906

		Health Care (6.3%)
13,740,000		Amgen, Inc. 0.375%, 02/01/13	13,843,050
4,800,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	4,692,000
13,040,000		Medtronic, Inc. 1.625%, 04/15/13	13,186,700
5,400,000		NuVasive, Inc. 2.250%, 03/15/13	5,548,500
4,300,000		QIAGEN, NV 3.250%, 05/16/26	4,939,625
3,700,000		Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	4,301,250
11,500,000		Shire, PLC 2.750%, 05/09/14	11,497,099
		Teva Pharmaceutical Industries, Ltd.
10,350,000		1.750%, 02/01/26	11,604,937
5,900,000		0.250%, 02/01/26	6,836,625

			76,449,786

		Industrials (2.4%)
1,250,000,000	JPY	Asahi Glass Company, Ltd. 0.000%, 11/14/14	15,715,574
6,900,000		Danaher Corp. 0.000%, 01/22/21	7,745,250
5,000,000		Larsen & Toubro, Ltd. 3.500%, 10/22/14	5,838,611

			29,299,435

		Information Technology (10.5%)
16,500,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	28,311,910
11,503,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	6,546,310
30,000,000		EMC Corp. 1.750%, 12/01/13	40,575,000
12,400,000		Intel Corp.* 3.250%, 08/01/39	14,756,000
870,000		Microsoft Corp.* 0.000%, 06/15/13	895,013
16,760,000		NetApp, Inc. 1.750%, 06/01/13	23,673,500
6,400,000		Rovi Corp.* 2.625%, 02/15/40	7,256,000
3,800,000		Seagate Technology 2.375%, 08/15/12	3,838,000
2,500,000		Symantec Corp. 1.000%, 06/15/13	2,553,125

			128,404,858

		Materials (9.5%)
12,000,000		Anglo American, PLC 4.000%, 05/07/14	18,806,422
11,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	12,364,429
31,000,000		Goldcorp, Inc. 2.000%, 08/01/14	35,378,750
		Newmont Mining Corp.
11,366,000		1.625%, 07/15/17	15,344,100
5,740,000		3.000%, 02/15/12	7,497,875
		Sino-Forest Corp.*
4,048,000		4.250%, 12/15/16	3,850,660
3,040,000		5.000%, 08/01/13	3,207,200
9,770,000		Sterlite Industries, Ltd. 4.000%, 10/30/14	9,501,325
9,020,000		Xstrata, PLC 4.000%, 08/14/17	10,215,150

			116,165,911

		TOTAL CONVERTIBLE BONDS (Cost $398,224,405)	428,340,755

SYNTHETIC CONVERTIBLE SECURITIES (8.6%)
Sovereign Bonds (7.8%)
12,000,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	11,449,711
		Federal Republic of Brazil
1,400,000	BRL	10.000%, 01/01/12	7,865,926
800,000	BRL	10.000%, 01/01/13	4,401,278

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

27,000,000	CAD	Government of Canada 2.000%, 12/01/14	$26,045,328
		Government of New Zealand
10,000,000	NZD	6.000%, 04/15/15	7,678,573
7,800,000	NZD	6.500%, 04/15/13	6,000,268
13,500,000	SGD	Government of Singapore 1.375%, 10/01/14	10,223,267
		Kingdom of Norway
32,000,000	NOK	5.000%, 05/15/15	5,853,565
30,000,000	NOK	6.500%, 05/15/13	5,489,870
75,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	10,746,286

		TOTAL SOVEREIGN BONDS	95,754,072

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.8%)#
		Consumer Discretionary (0.2%)
		Priceline.com, Inc.
226		Call, 01/21/12, Strike $200.00	1,418,150
185		Call, 01/21/12, Strike $185.00	1,316,275

			2,734,425

		Financials (0.1%)
1,571		JPMorgan Chase & Company Call, 01/21/12, Strike $40.00	1,131,120

		Information Technology (0.4%)
310		Apple, Inc. Call, 01/21/12, Strike $210.00	2,338,175
1,475		Cognizant Technology Solutions Corp. Call, 01/21/12, Strike $47.50	2,057,625
150		Google, Inc. Call, 01/21/12, Strike $530.00	846,000

			5,241,800

		Materials (0.1%)
200	GBP	Anglo American, PLC Call, 12/16/11, Strike $2,800.00	1,054,469

		TOTAL PURCHASED OPTIONS	10,161,814

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $102,970,983)	105,915,886

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (5.0%)
		Consumer Staples (2.4%)
546,000		Archer-Daniels-Midland Company 6.250%	20,971,860
		Bunge, Ltd.
57,000		4.875%	4,731,000
7,500		5.125%	3,750,000

			29,452,860

		Energy (1.1%)
229,900		Apache Corp. 6.000%	12,587,025

		Financials (0.4%)
5,400		Wells Fargo & Company 7.500%	5,265,000

		Materials (1.1%)
165,000		Vale, SA 6.750%	13,190,650

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,577,086)	60,495,535

COMMON STOCKS (47.3%)
		Consumer Discretionary (3.4%)
655,620	CHF	Swatch Group, AG	36,868,928
1,445,000	HKD	Yue Yuen Industrial Holdings, Ltd.	4,701,018

			41,569,946

		Consumer Staples (8.2%)
280,000		Coca-Cola Company	15,430,800
1,100,000	GBP	Diageo, PLC	19,089,852
575,000	CHF	Nestlé, SA	28,420,510
800,000	SEK	Swedish Match, AB	18,884,273
360,000		Wal-Mart Stores, Inc.	18,428,400

			100,253,835

		Energy (4.0%)
9,199,605	HKD	CNOOC, Ltd.	15,504,842
360,000		Halliburton Company	10,756,800
647,000	CAD	Nexen, Inc.	13,436,555
120,000		Occidental Petroleum Corp.	9,351,600

			49,049,797

		Financials (2.9%)
125,000		Aflac, Inc.	6,148,750
103,000		Franklin Resources, Inc.	10,359,740
120,000		Prudential Financial, Inc.	6,874,800
425,000	GBP	Standard Chartered, PLC	12,279,009

			35,662,299

		Health Care (8.5%)
225,000		Alcon, Inc.	34,893,000
232,000		Amgen, Inc.#	12,650,960
183,000		Medtronic, Inc.	6,765,510
480,000	DKK	Novo Nordisk, A/S - Class B	41,070,098
328,000	GBP	Shire, PLC	7,502,384

			102,881,952

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Industrials (5.2%)
1,638,000	CHF	ABB, Ltd.#	$33,064,331
224,000		Eaton Corp.	17,575,040
114,000	EUR	Schneider Electric, SA	13,121,285

			63,760,656

		Information Technology (15.1%)
10,919,000	GBP	ARM Holdings, PLC	56,158,453
340,000	EUR	ASML Holding, NV	10,912,494
900,000	GBP	Autonomy Corp., PLC#	23,222,482
394,000		Cisco Systems, Inc.#	9,089,580
715,000		eBay, Inc.#	14,950,650
535,000		Infosys Technologies, Ltd.	32,356,800
470,000		Microsoft Corp.	12,130,700
335,000		QUALCOMM, Inc.	12,756,800
18,000	KRW	Samsung Electronics Company, Ltd.	12,346,320

			183,924,279

		TOTAL COMMON STOCKS (Cost $528,406,412)	577,102,764

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (1.7%)#
		Other (1.7%)
		iShares MSCI EAFE Index Fund
31,500		Put, 12/18/10, Strike $52.00	10,946,250
12,000		Put, 09/18/10, Strike $52.00	2,262,000
		S & P 500 Index
1,000		Put, 12/18/10, Strike $1,075.00	5,665,000
390		Put, 09/18/10, Strike $1,100.00	1,365,000

		TOTAL PURCHASED OPTIONS (Cost $22,539,133)	20,238,250

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (3.7%)
45,258,980		Fidelity Prime Money Market Fund - Institutional Class (Cost $45,258,980)	45,258,980

TOTAL INVESTMENTS (101.4%) (Cost $1,150,976,999)			1,237,352,170

LIABILITIES, LESS OTHER ASSETS (-1.4%)			(17,141,066)

NET ASSETS (100.0%)			$1,220,211,104

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	10/21/10	109,478,000	$171,725,504	$(5,101,302)
Canadian Dollar	10/21/10	12,924,000	12,556,281	(323,089)
Danish Krone	10/21/10	229,319,000	40,103,810	(439,077)
European Monetary Unit	10/21/10	21,297,000	27,748,897	(300,989)
Hong Kong Dollar	10/21/10	133,630,000	17,213,780	$(9,837)
Indian Rupee	10/21/10	1,597,601,000	34,023,966	(754,474)
Japanese Yen	10/21/10	1,943,059,000	22,506,412	(146,983)
Norwegian Krone	10/21/10	164,162,000	26,907,657	(880,846)
South Korean Won	10/21/10	9,949,592,000	8,380,945	(230,552)
Swedish Krona	10/21/10	165,316,000	22,881,123	(531,096)
Swiss Franc	10/21/10	94,255,000	90,556,869	(655,779)

				$(9,374,024)

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received partial payment of $2,700,000 as of August 10, 2006. The instrument has been priced at fair value following procedures approved by the board of trustees, and at July 31, 2010, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data. See Notes to Schedule of Investments 7 - Valuations.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $43,289,873 or 3.5% of net assets.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

	JULY 31, 2010 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$723,171,676	58.5%

British Pound Sterling	147,618,559	11.9%

Swiss Franc	98,353,769	8.0%

Danish Krone	41,070,098	3.3%

Canadian Dollar	39,481,883	3.2%

European Monetary Unit	37,167,320	3.0%

Swedish Krona	29,630,559	2.4%

Hong Kong Dollar	25,100,663	2.0%

Japanese Yen	24,448,865	2.0%

New Zealand Dollar	13,678,841	1.1%

South Korean Won	12,346,320	1.0%

Brazilian Real	12,267,204	1.0%

Australian Dollar	11,449,711	0.9%

Norwegian Krone	11,343,435	0.9%

Singapore Dollar	10,223,267	0.8%

Total Investments	$1,237,352,170	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (65.2%)
		Consumer Discretionary (6.2%)
39,751,000		Carnival Corp. 2.000%, 04/15/21	$42,682,637
27,250,000		International Game Technology 3.250%, 05/01/14	30,179,375
32,000,000		Priceline.com, Inc.* 1.250%, 03/15/15	32,800,000
44,000,000		RadioShack Corp.* 2.500%, 08/01/13	49,445,000
24,500,000		Stanley Black & Decker, Inc.‡ 0.000%, 05/17/12	26,430,600
10,500,000	CHF	Swatch Group, AG 2.625%, 10/15/10	11,924,558

			193,462,170

		Consumer Staples (0.5%)
13,250,000		Tyson Foods, Inc. - Series A 3.250%, 10/15/13	16,247,813

		Energy (4.3%)
18,000,000		Acergy, SA 2.250%, 10/11/13	18,565,747
		Chesapeake Energy Corp.
46,550,000		2.500%, 05/15/37	37,602,062
40,750,000		2.750%, 11/15/35	36,980,625
12,000,000		Oil States International, Inc. 2.375%, 07/01/25	18,315,000
21,504,000		SM Energy Company 3.500%, 04/01/27	22,874,880

			134,338,314

		Financials (0.9%)
10,500,000		Janus Capital Group, Inc. 3.250%, 07/15/14	11,799,375
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	16,280,625

			28,080,000

		Health Care (15.8%)
29,440,000		Allergan, Inc. 1.500%, 04/01/26	33,156,800
20,500,000		Biovail Corp.* 5.375%, 08/01/14	32,313,125
9,940,000		Cephalon, Inc. 2.500%, 05/01/14	10,673,075
31,460,000		Endo Pharmaceuticals Holdings, Inc.* 1.750%, 04/15/15	32,049,875
15,000,000		Gilead Sciences, Inc.* 1.625%, 05/01/16	15,056,250
57,000,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	55,717,500
		Life Technologies Corp.
24,765,000		1.500%, 02/15/24	26,808,113
4,100,000		3.250%, 06/15/25	4,387,000
38,500,000		LifePoint Hospitals, Inc. 3.500%, 05/15/14	36,575,000
66,250,000		Medtronic, Inc. 1.625%, 04/15/13	66,995,312
		Mylan, Inc.
44,000,000		1.250%, 03/15/12	44,660,000
22,816,000		3.750%, 09/15/15	33,425,440
14,250,000		NuVasive, Inc. 2.250%, 03/15/13	14,641,875
23,000,000		Shire, PLC 2.750%, 05/09/14	22,994,197
56,552,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	65,529,630

			494,983,192

		Industrials (6.0%)
1,250,000,000	JPY	Asahi Glass Company, Ltd. 0.000%, 11/14/14	15,715,574
12,500,000		Barnes Group, Inc. 3.375%, 03/15/27	12,390,625
38,250,000		Danaher Corp. 0.000%, 01/22/21	42,935,625
23,628,000		EnerSys‡ 3.375%, 06/01/38	22,476,135
34,000,000		General Cable Corp. 0.875%, 11/15/13	30,430,000
40,000,000		Navistar International Corp. 3.000%, 10/15/14	49,300,000
15,000,000		Orbital Sciences Corp. 2.438%, 01/15/27	14,568,750

			187,816,709

		Information Technology (26.0%)
		Anixter International, Inc.
13,650,000		1.000%, 02/15/13	13,308,750
6,000,000		0.000%, 07/07/33	4,402,500
19,250,000		ARRIS Group, Inc. 2.000%, 11/15/26	18,431,875
20,000,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	34,317,467
24,428,000		CACI International, Inc. 2.125%, 05/01/14	25,374,585
15,530,000		Comtech Telecommunications Corp.* 3.000%, 05/01/29	14,520,550
10,560,000		CSG Systems International, Inc.* 3.000%, 03/01/17	10,520,400
107,000,000		EMC Corp. 1.750%, 12/01/13	144,717,500
10,300,000		Informatica Corp. 3.000%, 03/15/26	15,720,375
77,000,000		Intel Corp.* 3.250%, 08/01/39	91,630,000

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

25,750,000		Itron, Inc. 2.500%, 08/01/26	$29,483,750
65,000,000		Linear Technology Corp. 3.000%, 05/01/27	66,137,500
32,000,000		Micron Technology, Inc. 1.875%, 06/01/14	27,920,000
17,186,000		Microsoft Corp.* 0.000%, 06/15/13	17,680,098
46,949,000		NetApp, Inc. 1.750%, 06/01/13	66,315,462
24,305,000		ON Semiconductor Corp. 2.625%, 12/15/26	23,879,662
32,000,000		Rovi Corp.* 2.625%, 02/15/40	36,280,000
23,400,000		SanDisk Corp. 1.000%, 05/15/13	21,469,500
85,680,000		Symantec Corp. 1.000%, 06/15/13	87,500,700
25,000,000		Tech Data Corp. 2.750%, 12/15/26	25,531,250
37,500,000		Xilinx, Inc.* 2.625%, 06/15/17	41,390,625

			816,532,549

		Materials (5.5%)
17,797,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	24,270,659
10,000,000		Anglo American, PLC 4.000%, 05/07/14	15,672,018
15,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	16,860,585
12,500,000		Goldcorp, Inc. 2.000%, 08/01/14	14,265,625
		Newmont Mining Corp.
24,750,000		1.250%, 07/15/14	33,103,125
22,000,000		3.000%, 02/15/12	28,737,500
9,100,000		1.625%, 07/15/17	12,285,000
15,503,000		Steel Dynamics, Inc. 5.125%, 06/15/14	17,673,420
11,920,000		Sterlite Industries, Ltd. 4.000%, 10/30/14	11,592,200

			174,460,132

		TOTAL CONVERTIBLE BONDS (Cost $1,893,480,333)	2,045,920,879

SYNTHETIC CONVERTIBLE SECURITIES (8.4%)
Sovereign Bonds (7.0%)
30,000,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	28,624,277
2,500,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	14,046,296
40,000,000	CAD	Government of Canada 2.000%, 12/01/14	38,585,672
		Government of New Zealand
22,000,000	NZD	6.000%, 04/15/15	16,892,861
19,000,000	NZD	6.500%, 04/15/13	14,616,037
42,000,000	SGD	Government of Singapore 1.375%, 10/01/14	31,805,718
		Kingdom of Norway
120,000,000	NOK	6.500%, 05/15/13	21,959,480
115,000,000	NOK	5.000%, 05/15/15	21,036,248
230,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	32,955,278

		TOTAL SOVEREIGN BONDS	220,521,867

NUMBER OF
CONTRACTS			VALUE

Purchased Options (1.4%) #
		Consumer Discretionary (0.2%)
		Amazon.com, Inc.
700		Call, 01/21/12, Strike $130.00	1,212,750
360		Call, 01/21/12, Strike $115.00	864,900
4,250		Best Buy Company, Inc. Call, 01/21/12, Strike $45.00	1,194,250
900		Priceline.com, Inc. Call, 01/21/12, Strike $240.00	3,928,500

			7,200,400

		Energy (0.1%)
4,050		Chesapeake Energy Corp. Call, 01/21/12, Strike $25.00	1,063,125

		Financials (0.4%)
5,000		Aflac, Inc. Call, 01/21/12, Strike $50.00	4,350,000
2,200		Franklin Resources, Inc. Call, 01/22/11, Strike $92.00	3,212,000
5,024		JPMorgan Chase & Company Call, 01/21/12, Strike $40.00	3,617,280

			11,179,280

		Health Care (0.1%)
5,500		Amgen, Inc. Call, 01/21/12, Strike $55.00	4,125,000

		Information Technology (0.5%)
900		Apple, Inc. Call, 01/21/12, Strike $240.00	5,215,500
4,700		Cognizant Technology Solutions Corp. Call, 01/21/12, Strike $47.50	6,556,500
		Linear Technology Corp.
4,200		Call, 01/21/12, Strike $30.00	2,205,000
1,800		Call, 01/21/12, Strike $25.00	1,449,000

			15,426,000

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

		Materials (0.1%)
3,900		Barrick Gold Corp. Call, 01/21/12, Strike $35.00	$3,812,250

		TOTAL PURCHASED OPTIONS	42,806,055

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $263,351,986)	263,327,922

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.7%)
		Consumer Staples (2.4%)
1,137,500		Archer-Daniels-Midland Company 6.250%	43,691,375
		Bunge, Ltd.
200,000		4.875%	16,600,000
30,000		5.125%	15,000,000

			75,291,375

		Energy (2.8%)
949,900		Apache Corp. 6.000%	52,007,025
170,000		Whiting Petroleum Corp. 6.250%	36,380,000

			88,387,025

		Financials (2.2%)
425,000		Affiliated Managers Group, Inc. 5.150%	14,689,063
8,308		Bank of America Corp. 7.250%	7,643,360
226,580		Reinsurance Group of America, Inc. 5.750%	14,206,566
33,250		Wells Fargo & Company 7.500%	32,418,750

			68,957,739

		Health Care (0.2%)
7,000		Mylan, Inc. 6.500%	7,418,250

		Materials (1.1%)
415,860		Vale, SA 6.750%	33,294,876

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $228,869,688)	273,349,265

COMMON STOCKS (15.0%)
		Consumer Discretionary (1.6%)
90,000		Amazon.com, Inc.#	10,610,100
500,000		Carnival Corp.	17,340,000
76,000		Nike, Inc. - Class B	5,596,640
300,000	CHF	Swatch Group, AG	16,870,563

			50,417,303

		Energy (2.2%)
430,000		Devon Energy Corp.	26,870,700
175,000		ENSCO, PLC	7,316,750
1,100,000		Noble Corp.#	35,750,000

			69,937,450

		Financials (0.6%)
240,000		Affiliated Managers Group, Inc.#	16,999,200

		Health Care (2.5%)
90,000		Alcon, Inc.	13,957,200
700,000		Medtronic, Inc.	25,879,000
1,100,000	GBP	Shire, PLC	25,160,434
290,000		Stryker Corp.	13,505,300

			78,501,934

		Industrials (2.7%)
470,000		Eaton Corp.	36,876,200
525,000		Parker-Hannifin Corp.	32,613,000
225,000		United Technologies Corp.	15,997,500

			85,486,700

		Information Technology (5.4%)
675,000	GBP	Autonomy Corp., PLC#	17,416,861
1,400,000		Cisco Systems, Inc.#	32,298,000
1,300,000		eBay, Inc.#	27,183,000
27,000		Google, Inc.#	13,090,950
625,000		Microsoft Corp.	16,131,250
850,000		QUALCOMM, Inc.	32,368,000
375,000		SanDisk Corp.#	16,387,500
375,000		Tech Data Corp.#	14,835,000

			169,710,561

		TOTAL COMMON STOCKS (Cost $426,223,739)	471,053,148

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (1.6%)#
		S & P 500 Index
7,390		Put, 12/18/10, Strike $1,075.00	41,864,350
2,650		Put, 09/18/10, Strike $1,100.00	9,275,000

		TOTAL PURCHASED OPTIONS (Cost $53,505,051)	51,139,350

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (0.9%)
28,510,666	Fidelity Prime Money Market Fund - Institutional Class (Cost $28,510,666)	$28,510,666

TOTAL INVESTMENTS (99.8%) (Cost $2,893,941,463)		3,133,301,230

OTHER ASSETS, LESS LIABILITIES (0.2%)		5,738,714

NET ASSETS (100.0%)		$3,139,039,944

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (0.0%) #
	Materials (0.0%)
2,170	Allegheny Technologies, Inc. Call, 01/22/11, Strike $60.00 (Premium $980,622)	(390,600)

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	10/21/10	66,847,000	$104,855,174	$(3,114,843)
Japanese Yen	10/21/10	1,239,637,000	14,358,690	(93,772)
Norwegian Krone	10/21/10	75,023,000	12,296,958	(408,166)
Swiss Franc	10/21/10	27,818,000	26,726,550	(193,544)

				$(3,810,325)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $341,636,048 or 10.9% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2010.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (49.0%)
	Consumer Discretionary (4.0%)
1,000,000	DIRECTV Financing Company, Inc. 4.750%, 10/01/14	$1,077,149
1,000,000	DIRECTV Holdings, LLC 3.550%, 03/15/15	1,031,266
1,500,000	Hasbro, Inc. 6.125%, 05/15/14	1,630,153
1,000,000	International Game Technology 7.500%, 06/15/19	1,170,518
250,000	J.C. Penney Company, Inc. 9.000%, 08/01/12	277,813
1,000,000	McDonald’s Corp. 5.350%, 03/01/18	1,154,238
500,000	NetFlix, Inc. 8.500%, 11/15/17	545,000
500,000	Time Warner, Inc. 3.150%, 07/15/15	512,170
1,500,000	Walt Disney Company 6.375%, 03/01/12	1,630,576

		9,028,883

	Consumer Staples (5.8%)
1,000,000	Altria Group, Inc. 9.250%, 08/06/19	1,288,717
1,000,000	Anheuser-Busch InBev, NV 3.000%, 10/15/12	1,034,132
1,000,000	Bunge Limited Finance Corp. 8.500%, 06/15/19	1,210,676
2,000,000	Coca-Cola Company 3.625%, 03/15/14	2,154,436
1,700,000	General Mills, Inc. 5.250%, 08/15/13	1,883,612
1,000,000	Kellogg Company 4.450%, 05/30/16	1,108,426
1,500,000	Kimberly-Clark Corp. 7.500%, 11/01/18	1,940,577
1,000,000	PepsiCo, Inc. 7.900%, 11/01/18	1,309,738
1,000,000	Philip Morris International, Inc. 6.875%, 03/17/14	1,163,980

		13,094,294

	Energy (4.7%)
1,000,000	ConocoPhillips 5.750%, 02/01/19	1,165,250
75,000	Continental Resources, Inc.* 7.375%, 10/01/20	76,500
438,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	443,475
750,000	Frontier Oil Corp. 6.625%, 10/01/11	757,500
1,000,000	Hess Corp. 8.125%, 02/15/19	1,288,515
1,000,000	Nexen, Inc. 5.650%, 05/15/17	1,110,742
1,000,000	Noble Holding Intl, Ltd. 3.450%, 08/01/15	1,029,989
500,000	Pride International, Inc. 7.375%, 07/15/14	512,500
1,000,000	Rowan Companies, Inc. 7.875%, 08/01/19	1,117,417
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	590,000
1,500,000	Transocean, Ltd. 6.000%, 03/15/18	1,405,596
1,000,000	XTO Energy, Inc. 4.625%, 06/15/13	1,099,296

		10,596,780

	Financials (5.5%)
1,000,000	Bank of America Corp. 5.650%, 05/01/18	1,048,464
1,500,000	Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,662,929
1,000,000	BlackRock, Inc. 3.500%, 12/10/14	1,048,553
250,000	CME Group Index Services, LLC* 4.400%, 03/15/18	257,348
1,000,000	CME Group, Inc. 5.750%, 02/15/14	1,123,371
1,000,000	Franklin Resources, Inc. 3.125%, 05/20/15	1,034,863
500,000	Janus Capital Group, Inc. 6.950%, 06/15/17	513,998
1,500,000	JPMorgan Chase & Company 6.000%, 10/01/17	1,688,350
2,000,000	MetLife, Inc.* 2.875%, 09/17/12	2,051,714
1,000,000	Prudential Financial, Inc. 4.750%, 09/17/15	1,061,568
1,000,000	US Bancorp 4.200%, 05/15/14	1,087,875

		12,579,033

	Health Care (6.1%)
1,500,000	Beckman Coulter, Inc. 6.000%, 06/01/15	1,702,473
500,000	Bio-Rad Laboratories, Inc. 6.125%, 12/15/14	511,250
1,500,000	Biogen Idec, Inc. 6.000%, 03/01/13	1,643,353
2,000,000	Express Scripts, Inc. 5.250%, 06/15/12	2,137,378
500,000	Life Technologies Corp. 3.375%, 03/01/13	513,567
500,000	Mylan, Inc.* 7.625%, 07/15/17	533,750

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,000,000	Pfizer, Inc. 5.350%, 03/15/15	$1,144,313
1,000,000	Roche Holding, AG* 4.500%, 03/01/12	1,054,082
2,000,000	St. Jude Medical, Inc. 3.750%, 07/15/14	2,130,172
1,500,000	Teva Pharmaceutical Industries, Ltd. 3.000%, 06/15/15	1,555,604
1,000,000	Zimmer Holdings, Inc. 4.625%, 11/30/19	1,057,361

		13,983,303

	Industrials (6.1%)
1,500,000	Eaton Corp. 5.750%, 07/15/12	1,632,895
1,500,000	Emerson Electric Company 4.125%, 04/15/15	1,638,316
1,500,000	Goodrich Corp. 6.125%, 03/01/19	1,745,379
1,000,000	ITT Corp. 6.125%, 05/01/19	1,158,989
1,500,000	Joy Global, Inc. 6.000%, 11/15/16	1,610,166
1,000,000	Northrop Grumman Corp. 3.700%, 08/01/14	1,059,595
1,495,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,712,654
500,000	Tyco International, Ltd. 8.500%, 01/15/19	654,383
1,500,000	United Parcel Service, Inc. 3.875%, 04/01/14	1,624,619
1,000,000	Waste Management, Inc. 7.375%, 08/01/10	1,000,000

		13,836,996

	Information Technology (9.0%)
1,000,000	Adobe Systems, Inc. 3.250%, 02/01/15	1,037,934
	Agilent Technologies, Inc.
1,500,000	5.500%, 09/14/15	1,659,648
500,000	6.500%, 11/01/17	569,471
500,000	2.500%, 07/15/13	507,447
2,000,000	Amphenol Corp. 4.750%, 11/15/14	2,134,972
	Brocade Communications Systems, Inc.*
500,000	6.625%, 01/15/18	512,500
100,000	6.875%, 01/15/20	102,750
1,000,000	CA, Inc. 5.375%, 12/01/19	1,063,232
2,000,000	Cisco Systems, Inc. 5.500%, 02/22/16	2,337,810
1,050,000	International Business Machines Corp. 2.100%, 05/06/13	1,086,361
1,000,000	Jabil Circuit, Inc. 7.750%, 07/15/16	1,080,000
	Lexmark International, Inc.
1,500,000	6.650%, 06/01/18	1,654,995
500,000	5.900%, 06/01/13	527,786
1,500,000	National Semiconductor Corp. 3.950%, 04/15/15	1,546,324
1,500,000	Oracle Corp. 3.750%, 07/08/14	1,618,555
1,000,000	Seagate Technology* 6.875%, 05/01/20	995,000
	Xerox Corp.
1,000,000	7.625%, 06/15/13	1,017,668
1,000,000	4.250%, 02/15/15	1,055,963

		20,508,416

	Materials (4.4%)
1,000,000	Allegheny Technologies, Inc. 9.375%, 06/01/19	1,184,333
1,000,000	Anglo American, PLC* 9.375%, 04/08/14	1,218,318
1,000,000	Barrick Gold Corp. 6.950%, 04/01/19	1,231,992
1,500,000	BHP Billiton, Ltd. 6.500%, 04/01/19	1,827,460
1,000,000	Dow Chemical Company 4.850%, 08/15/12	1,059,520
500,000	Mosaic Company* 7.375%, 12/01/14	523,107
1,000,000	Newmont Mining Corp. 5.125%, 10/01/19	1,094,601
750,000	Sealed Air Corp.* 7.875%, 06/15/17	797,889
1,000,000	Vale Capital, Ltd. 5.625%, 09/15/19	1,091,648

		10,028,868

	Telecommunication Services (2.3%)
1,000,000	AT&T, Inc. 5.800%, 02/15/19	1,150,677
2,000,000	Cellco Partnership / Verizon Wireless Capital, LLC 3.750%, 05/20/11	2,049,470
2,000,000	Telefonica Europe, BV 7.750%, 09/15/10	2,015,488

		5,215,635

	Utilities (1.1%)
2,000,000	Consolidated Edison Company of New York, Inc. 6.650%, 04/01/19	2,461,582

	TOTAL CORPORATE BONDS (Cost $103,188,280)	111,333,790

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SOVEREIGN BONDS (18.6%)
8,900,000	AUD	Commonwealth of Australia 6.250%, 06/15/14	$8,491,869
200,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	1,123,704
8,150,000	CAD	Government of Canada 3.000%, 06/01/14	8,197,407
11,350,000	NZD	Government of New Zealand 6.000%, 04/15/15	8,715,181
50,000,000	NOK	Kingdom of Norway 6.000%, 05/16/11	8,471,570
50,800,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	7,278,818

		TOTAL SOVEREIGN BONDS (Cost $41,102,507)	42,278,549

U.S. GOVERNMENT AND AGENCY SECURITIES (18.8%)
2,000,000		Federal Home Loan Mortgage Corp. 3.625%, 08/25/14	2,004,194
		Federal National Mortgage Association
3,000,000		3.000%, 10/29/14	3,019,437
3,000,000		2.125%, 01/25/13	3,018,516
2,000,000		3.500%, 08/25/14	2,003,996
		United States Treasury Note
10,000,000		0.750%, 11/30/11	10,048,830
9,000,000		1.000%, 12/31/11	9,076,995
7,000,000		1.875%, 06/15/12	7,178,829
5,000,000		2.625%, 07/31/14	5,276,175
1,000,000		3.625%, 08/15/19	1,066,094

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $42,184,388)	42,693,066

ASSET BACKED SECURITY (0.5%)
1,000,000		Ford Credit Auto Owner Trust 4.500%, 07/15/14 (Cost $999,914)	1,074,013

RESIDENTIAL MORTGAGE BACKED SECURITIES (8.0%)
		Federal National Mortgage Association
4,001,829		6.000%, 06/01/37	4,353,908
3,742,111		5.000%, 02/01/39	3,993,082
2,790,068		5.631%, 11/01/37‡	2,980,015
2,391,618		5.500%, 06/01/37	2,580,132
1,362,140		4.676%, 05/01/38‡	1,440,408
1,037,489		6.500%, 03/01/38	1,138,980
984,681		6.000%, 05/01/37	1,071,313
613,220		6.500%, 06/01/36	674,165

		TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $17,262,592)	18,232,003

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (5.1%)
11,488,248		Fidelity Prime Money Market Fund - Institutional Class (Cost $11,488,248)	$11,488,248

TOTAL INVESTMENTS (100.0%) (Cost $216,225,929)			227,099,669

LIABILITIES, LESS OTHER ASSETS (0.0%)			(10,219)

NET ASSETS (100.0%)			$227,089,450

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $5,913,101 or 2.6% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2010.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (77.4%)
		Consumer Discretionary (11.8%)
		General Motors Corp.
2,500,000		7.200%, 01/15/11	$862,500
200,000		7.125%, 07/15/13	67,750
3,000,000		Hanesbrands, Inc. 8.000%, 12/15/16	3,153,750
4,000,000		Jarden Corp. 7.500%, 05/01/17	4,130,000
2,000,000		Liberty Media Corp. 8.250%, 02/01/30	1,870,000
220,000		Limited Brands, Inc. 7.000%, 05/01/20	228,250
2,600,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	2,483,000
3,000,000		Mandalay Resort Group 7.625%, 07/15/13	2,595,000
2,800,000		NetFlix, Inc. 8.500%, 11/15/17	3,052,000
110,000		Phillips-Van Heusen Corp. 7.375%, 05/15/20	115,225
		Royal Caribbean Cruises, Ltd.
2,750,000		7.500%, 10/15/27	2,461,250
1,000,000		7.250%, 03/15/18	1,002,500
		Service Corp. International
2,750,000		7.500%, 04/01/27	2,495,625
2,500,000		8.000%, 11/15/21	2,618,750
500,000		Sotheby’s 7.750%, 06/15/15	512,500
2,500,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	2,665,625
1,000,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	1,459,309
2,020,000		Wynn Las Vegas, LLC*† 7.750%, 08/15/20	2,057,875

			33,830,909

		Consumer Staples (2.3%)
2,750,000		Constellation Brands, Inc. 7.250%, 09/01/16	2,880,625
610,000		Del Monte Foods Company 7.500%, 10/15/19	645,837
3,000,000		Smithfield Foods, Inc. 7.750%, 05/15/13	3,022,500
130,000		TreeHouse Foods, Inc. 7.750%, 03/01/18	137,638

			6,686,600

		Energy (16.1%)
1,700,000		Arch Coal, Inc.* 8.750%, 08/01/16	1,831,750
2,800,000		ATP Oil & Gas Corp.* 11.875%, 05/01/15	2,086,000
		Berry Petroleum Company
1,850,000		10.250%, 06/01/14	2,053,500
350,000		8.250%, 11/01/16	354,375
2,775,000		Bristow Group, Inc. 7.500%, 09/15/17	2,775,000
2,000,000		Chesapeake Energy Corp. 9.500%, 02/15/15	2,255,000
2,900,000		Complete Production Services, Inc. 8.000%, 12/15/16	2,950,750
2,850,000		Comstock Resources, Inc. 8.375%, 10/15/17	2,949,750
2,920,000		Concho Resources, Inc. 8.625%, 10/01/17	3,058,700
300,000		Continental Resources, Inc.* 7.375%, 10/01/20	306,000
5,000,000		Frontier Oil Corp. 8.500%, 09/15/16	5,125,000
1,390,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	1,355,250
2,295,000		Holly Corp. 9.875%, 06/15/17	2,401,144
2,600,000		Mariner Energy, Inc. 11.750%, 06/30/16	3,289,000
		Petroplus Holdings, AG*
2,250,000		9.375%, 09/15/19	2,036,250
1,000,000		7.000%, 05/01/17	860,000
700,000		6.750%, 05/01/14	633,500
1,800,000		Pride International, Inc. 8.500%, 06/15/19	2,020,500
510,000		Range Resources Corp. 8.000%, 05/15/19	549,525
2,000,000		Superior Energy Services, Inc. 6.875%, 06/01/14	2,010,000
		Swift Energy Company
2,875,000		7.125%, 06/01/17	2,774,375
2,660,000		8.875%, 01/15/20	2,726,500

			46,401,869

		Financials (5.1%)
4,000,000		Janus Capital Group, Inc. 6.950%, 06/15/17	4,111,980
5,370,000		Leucadia National Corp. 8.125%, 09/15/15	5,611,650
2,800,000		Nuveen Investments, Inc. 10.500%, 11/15/15	2,765,000
		OMEGA Healthcare Investors, Inc.
1,790,000		7.500%, 02/15/20*	1,866,075
350,000		7.000%, 04/01/14	356,562

			14,711,267

		Health Care (5.9%)
2,800,000		Alere, Inc. 7.875%, 02/01/16	2,814,000

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Bio-Rad Laboratories, Inc.
2,500,000		7.500%, 08/15/13	$2,543,750
1,765,000		8.000%, 09/15/16	1,897,375
2,500,000		Community Health Systems, Inc. 8.875%, 07/15/15	2,625,000
		Mylan, Inc.*
700,000		7.875%, 07/15/20	752,500
690,000		7.625%, 07/15/17	736,575
1,110,000		Omnicare, Inc. 7.750%, 06/01/20	1,187,700
1,300,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	1,404,000
2,600,000		Valeant Pharmaceuticals International* 7.625%, 03/15/20	3,107,000

			17,067,900

		Industrials (15.0%)
3,300,000		BE Aerospace, Inc. 8.500%, 07/01/18	3,597,000
		Belden, Inc.
3,050,000		7.000%, 03/15/17	3,065,250
275,000		9.250%, 06/15/19*	299,063
1,250,000		Clean Harbors, Inc. 7.625%, 08/15/16	1,296,875
3,665,000		Deluxe Corp. 7.375%, 06/01/15	3,765,787
1,140,000		Esterline Technologies Corp.*† 7.000%, 08/01/20	1,165,650
1,325,000		FTI Consulting, Inc. 7.750%, 10/01/16	1,379,656
1,000,000		Gardner Denver, Inc. 8.000%, 05/01/13	1,016,250
2,425,000		General Cable Corp. 7.125%, 04/01/17	2,455,313
1,850,000		Interline Brands, Inc. 8.125%, 06/15/14	1,905,500
1,075,000		Joy Global, Inc. 6.625%, 11/15/36	1,032,302
2,005,000		Kansas City Southern 13.000%, 12/15/13	2,428,556
		Oshkosh Corp.
3,970,000		8.500%, 03/01/20	4,178,425
590,000		8.250%, 03/01/17	619,500
5,300,000		Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	5,366,250
1,000,000		SPX Corp. 7.625%, 12/15/14	1,052,500
		Terex Corp.
1,730,000		7.375%, 01/15/14	1,768,925
800,000		8.000%, 11/15/17	780,000
2,050,000		Triumph Group, Inc. 8.000%, 11/15/17	2,044,875
4,025,000		WESCO Distribution, Inc.~ 7.500%, 10/15/17	4,045,125

			43,262,802

		Information Technology (8.4%)
		Advanced Micro Devices, Inc.
2,000,000		7.750%, 08/01/20*†	2,030,000
1,140,000		8.125%, 12/15/17	1,202,700
3,300,000		Amkor Technology, Inc. 9.250%, 06/01/16	3,531,000
800,000		Anixter International, Inc. 5.950%, 03/01/15	782,000
1,020,000		Equinix, Inc. 8.125%, 03/01/18	1,068,450
130,000		Fidelity National Information Services, Inc.* 7.625%, 07/15/17	135,850
4,280,000		Jabil Circuit, Inc. 8.250%, 03/15/18	4,686,600
738,000		Lexmark International, Inc. 6.650%, 06/01/18	814,257
		Seagate Technology
4,300,000		6.875%, 05/01/20*	4,278,500
1,500,000		6.800%, 10/01/16	1,526,250
1,250,000		ViaSat, Inc. 8.875%, 09/15/16	1,346,875
2,675,000		Xerox Corp.~ 8.000%, 02/01/27	2,706,041

			24,108,523

		Materials (6.4%)
400,000		Airgas, Inc.* 7.125%, 10/01/18	441,000
500,000		Allegheny Ludlum Corp. 6.950%, 12/15/25	485,775
720,000		Ashland, Inc. 9.125%, 06/01/17	821,700
1,493,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,410,885
3,700,000		Greif, Inc. 7.750%, 08/01/19	3,829,500
		Nalco Holding Company
1,740,000		8.250%, 05/15/17	1,879,200
500,000	EUR	9.000%, 11/15/13	667,865
2,760,000		Silgan Holdings, Inc. 7.250%, 08/15/16	2,856,600
		Steel Dynamics, Inc.
2,300,000		7.750%, 04/15/16	2,403,500
500,000		7.625%, 03/15/20*	514,375
2,000,000		Texas Industries, Inc.*† 9.250%, 08/15/20	2,020,000
		Union Carbide Corp.
645,000		7.875%, 04/01/23	652,747
350,000		7.500%, 06/01/25	347,266

			18,330,413

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Telecommunication Services (4.9%)
		Frontier Communications Corp.
2,500,000		7.875%, 01/15/27	$2,431,250
100,000		9.000%, 08/15/31	103,000
2,850,000		New Communications Holdings, Inc.* 8.250%, 04/15/17	3,056,625
3,000,000		Qwest Communications International, Inc. 7.750%, 02/15/31	2,910,000
5,535,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	5,618,025

			14,118,900

		Utilities (1.5%)
4,150,000		Edison Mission Energy 7.500%, 06/15/13	3,527,500
1,000,000		Energy Future Holdings Corp. 10.250%, 11/01/15	675,000

			4,202,500

		TOTAL CORPORATE BONDS (Cost $215,428,655)	222,721,683

CONVERTIBLE BONDS (4.3%)
		Energy (0.5%)
2,300,000		Global Industries, Ltd. 2.750%, 08/01/27	1,411,625

		Materials (3.8%)
2,900,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	3,259,713
3,770,000		Newmont Mining Corp. 3.000%, 02/15/12	4,924,562
		Sino-Forest Corp.*
1,500,000		5.000%, 08/01/13	1,582,500
1,160,000		4.250%, 12/15/16	1,103,450

			10,870,225

		TOTAL CONVERTIBLE BONDS (Cost $11,902,041)	12,281,850

SOVEREIGN BOND (1.0%)
500,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12 (Cost $2,871,511)	2,809,259

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.3%)
		Consumer Staples (2.7%)
120,000		Archer-Daniels-Midland Company 6.250%	4,609,200
		Bunge, Ltd.
14,000		4.875%	1,162,000
3,900		5.125%	1,950,000

			7,721,200

		Energy (0.4%)
23,100		Apache Corp. 6.000%	1,264,725

		Financials (3.8%)
160,000		Affiliated Managers Group, Inc. 5.150%	5,530,000
2,950		Bank of America Corp. 7.250%	2,714,000
2,850		Wells Fargo & Company 7.500%	2,778,750

			11,022,750

		Health Care (0.9%)
2,500		Mylan, Inc. 6.500%	2,649,375

		Materials (0.5%)
17,000		Vale, SA 6.750%	1,355,580

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,141,680)	24,013,630

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (2.7%)+*
		Consumer Discretionary (0.4%)
5,300		Credit Suisse Group (Priceline.com, Inc.) 11.000%, 10/19/10	1,189,638

		Energy (1.3%)
29,000		BNP Paribas, SA (ENSCO, PLC) 11.000%, 11/22/10	1,240,040
14,000		Deutsche Bank, AG (Apache Corp.) 12.000%, 12/21/10	1,312,640
21,000		JPMorgan Chase & Company (Devon Energy Corp.) 12.000%, 02/02/11	1,305,570

			3,858,250

		Information Technology (1.0%)
35,000		Barclays Capital, Inc. (QUALCOMM, Inc.) 12.000%, 01/22/11	1,331,400
33,600		Deutsche Bank, AG (SanDisk Corp.) 12.000%, 01/24/11	1,457,904

			2,789,304

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $7,817,582)	7,837,192

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.9%)#
	Other (0.9%)
	SPDR Trust Series 1
3,650	Put, 12/18/10, Strike $108.00	$2,153,500
1,360	Put, 09/18/10, Strike $110.00	475,320

	TOTAL PURCHASED OPTIONS (Cost $2,727,384)	2,628,820

NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENT (5.5%)
15,911,010	Fidelity Prime Money Market Fund - Institutional Class (Cost $15,911,010)	15,911,010

TOTAL INVESTMENTS (100.1%) (Cost $276,799,863)		288,203,444

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(362,326)

NET ASSETS (100.0%)		$287,841,118

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $18,024,967 or 6.3% of net assets.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $6,068,333.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (29.7%)
	Consumer Discretionary (3.2%)
3,600,000	D.R. Horton, Inc. 2.000%, 05/15/14	$3,919,500
3,000,000	Eastman Kodak Company* 7.000%, 04/01/17	2,643,750
3,200,000	Eddie Bauer Holdings, Inc.** 5.250%, 04/01/14	64,000
13,000,000	Gaylord Entertainment Company* 3.750%, 10/01/14	16,233,750
8,750,000	Interpublic Group of Companies, Inc.~ 4.250%, 03/15/23	9,242,188
8,000,000	JAKKS Pacific, Inc.* 4.500%, 11/01/14	9,650,000
4,500,000	MGM Resorts International* 4.250%, 04/15/15	4,027,500
5,000,000	Sotheby’s 3.125%, 06/15/13	5,306,250
9,600,000	Virgin Media, Inc. 6.500%, 11/15/16	13,380,000

		64,466,938

	Consumer Staples (1.1%)
10,800,000	Smithfield Foods, Inc.~ 4.000%, 06/30/13	10,489,500
8,900,000	Tyson Foods, Inc. - Series A~ 3.250%, 10/15/13	10,913,625

		21,403,125

	Energy (0.8%)
7,119,000	Alpha Natural Resources, Inc.~ 2.375%, 04/15/15	7,581,735
9,310,000	James River Coal Company* 4.500%, 12/01/15	9,100,525

		16,682,260

	Financials (1.8%)
7,000,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	6,965,000
17,500,000	Jefferies Group, Inc. 3.875%, 11/01/29	17,784,375
8,000,000	Knight Capital Group, Inc.* 3.500%, 03/15/15	7,640,000
4,000,000	PHH Corp.* 4.000%, 09/01/14	4,105,000

		36,494,375

	Health Care (4.7%)
4,600,000	AMERIGROUP Corp. 2.000%, 05/15/12	4,795,500
6,575,000	BioMarin Pharmaceutical, Inc. 1.875%, 04/23/17	8,021,500
14,380,000	Cephalon, Inc.~ 2.500%, 05/01/14	15,440,525
19,500,000	Charles River Laboratories International, Inc.~ 2.250%, 06/15/13	18,671,250
2,000,000	Cubist Pharmaceuticals, Inc. 2.250%, 06/15/13	1,945,000
2,000,000	Gilead Sciences, Inc. 0.500%, 05/01/11	2,040,000
9,000,000	Henry Schein, Inc. 3.000%, 08/15/34	10,327,500
3,800,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	3,610,000
9,900,000	Mylan, Inc. 1.250%, 03/15/12	10,048,500
3,000,000	NuVasive, Inc. 2.250%, 03/15/13	3,082,500
10,000,000	Onyx Pharmaceuticals, Inc. 4.000%, 08/15/16	10,125,000
5,000,000	PSS World Medical, Inc.* 3.125%, 08/01/14	5,375,000

		93,482,275

	Industrials (3.5%)
4,700,000	AGCO Corp. - Series B 1.750%, 12/31/33	7,431,875
19,100,000	Alliant Techsystems, Inc.~ 2.750%, 09/15/11	18,885,125
9,800,000	Covanta Holding Corp. 3.250%, 06/01/14	10,522,750
2,700,000	Genco Shipping & Trading, Ltd. 5.000%, 08/15/15	2,865,375
10,000,000	General Cable Corp.~ 0.875%, 11/15/13	8,950,000
8,800,000	Orbital Sciences Corp. 2.438%, 01/15/27	8,547,000
4,800,000	United Rentals, Inc. 4.000%, 11/15/15	6,498,000
6,200,000	WESCO International, Inc. 2.625%, 10/15/25	6,324,000

		70,024,125

	Information Technology (10.2%)
13,900,000	Alliance Data Systems Corp. 1.750%, 08/01/13	13,500,375
5,000,000	Cadence Design Systems, Inc.* 2.625%, 06/01/15	5,481,250
	Ciena Corp.
7,000,000	4.000%, 03/15/15*	6,798,750
6,400,000	0.875%, 06/15/17	4,288,000
13,600,000	CommScope, Inc.~ 3.250%, 07/01/15	13,787,000
8,625,000	Comtech Telecommunications Corp.* 3.000%, 05/01/29	8,064,375
20,800,000	EMC Corp. 1.750%, 12/01/11	26,936,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Equinix, Inc.
5,800,000	4.750%, 06/15/16	$7,663,250
3,500,000	3.000%, 10/15/14	3,622,500
7,400,000	FEI Company~ 2.875%, 06/01/13	7,400,000
	Finisar Corp.
2,000,000	5.000%, 10/15/29	3,422,500
1,000,000	5.000%, 10/15/29*	1,711,250
10,000,000	GSI Commerce, Inc. 2.500%, 06/01/27	10,050,000
5,250,000	Lawson Software Americas, Inc.~ 2.500%, 04/15/12	5,269,687
16,100,000	Macrovision Solutions Corp. 2.625%, 08/15/11	26,041,750
2,930,000	Mentor Graphics Corp.‡ 2.003%, 08/06/23	2,845,030
5,750,000	Micron Technology, Inc. 1.875%, 06/01/14	5,016,875
14,000,000	Salesforce.com, Inc.* 0.750%, 01/15/15	17,972,500
5,000,000	Take-Two Interactive Software, Inc. 4.375%, 06/01/14	5,787,500
9,179,000	Tech Data Corp. 2.750%, 12/15/26	9,374,054
3,300,000	TTM Technologies, Inc. 3.250%, 05/15/15	3,081,375
5,000,000	Verigy, Ltd. 5.250%, 07/15/14	5,118,750
9,000,000	VeriSign, Inc.~ 3.250%, 08/15/37	8,595,000

		201,827,771

	Materials (3.1%)
17,000,000	Goldcorp, Inc. 2.000%, 08/01/14	19,401,250
8,550,000	Jaguar Mining, Inc.* 4.500%, 11/01/14	8,058,375
3,000,000	Kaiser Aluminum Corp.* 4.500%, 04/01/15	3,246,600
17,200,000	Kinross Gold Corp.~ 1.750%, 03/15/28	16,770,000
8,000,000	Owens-Brockway Glass Container, Inc.* 3.000%, 06/01/15	7,650,000
6,000,000	Steel Dynamics, Inc. 5.125%, 06/15/14	6,840,000

		61,966,225

	Telecommunication Services (1.3%)
11,500,000	SBA Communications Corp. 1.875%, 05/01/13	12,089,375
11,300,000	tw telecom, Inc. 2.375%, 04/01/26	13,362,250

		25,451,625

	TOTAL CONVERTIBLE BONDS (Cost $575,886,788)	591,798,719

U.S. GOVERNMENT AND AGENCY SECURITY (5.3%)
100,000,000	United States Treasury Note 3.500%, 05/15/20 (Cost $104,570,900)	105,031,700

SYNTHETIC CONVERTIBLE SECURITIES (9.4%)
Corporate Bonds (3.9%)
	Consumer Discretionary (0.2%)
4,500,000	Jarden Corp. 8.000%, 05/01/16	4,747,500

	Energy (1.4%)
3,900,000	Arch Western Finance, LLC 6.750%, 07/01/13	3,939,000
7,000,000	Bristow Group, Inc. 6.125%, 06/15/13	7,052,500
6,000,000	Pride International, Inc. 7.375%, 07/15/14	6,150,000
3,000,000	Superior Energy Services, Inc.~ 6.875%, 06/01/14	3,015,000
	Whiting Petroleum Corp.~
6,042,000	7.250%, 05/01/12	6,094,867
2,410,000	7.250%, 05/01/13	2,464,225

		28,715,592

	Health Care (0.6%)
7,674,000	Bio-Rad Laboratories, Inc. 6.125%, 12/15/14	7,846,665
1,000,000	Community Health Systems, Inc. 8.875%, 07/15/15	1,050,000
3,000,000	Omnicare, Inc. 6.125%, 06/01/13	3,030,000

		11,926,665

	Industrials (0.6%)
2,000,000	Deluxe Corp. 5.000%, 12/15/12	1,990,000
5,750,000	FTI Consulting, Inc. 7.625%, 06/15/13	5,872,188
4,300,000	Trinity Industries, Inc.~ 6.500%, 03/15/14	4,359,125

		12,221,313

	Information Technology (0.6%)
4,160,000	Anixter International, Inc. 5.950%, 03/01/15	4,066,400
5,000,000	Flextronics International, Ltd. 6.250%, 11/15/14	5,100,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,000,000		Jabil Circuit, Inc. 7.750%, 07/15/16	$2,160,000

			11,326,400

		Materials (0.2%)
3,000,000		Silgan Holdings, Inc.~ 7.250%, 08/15/16	3,105,000

		Telecommunication Services (0.2%)
4,000,000		New Communications Holdings, Inc.* 7.875%, 04/15/15	4,250,000

		Utilities (0.1%)
1,900,000		Edison Mission Energy 7.500%, 06/15/13	1,615,000

		TOTAL CORPORATE BONDS	77,907,470

Sovereign Bonds (5.1%)
20,750,000	AUD	Commonwealth of Australia 5.750%, 04/15/12	19,134,531
1,800,000	BRL	Federal Republic of Brazil 10.000%, 01/01/13	9,902,876
10,000,000	CAD	Government of Canada 1.500%, 06/01/12	9,752,638
27,000,000	NZD	Government of New Zealand 6.000%, 11/15/11	20,167,863
14,000,000	SGD	Government of Singapore 1.625%, 04/01/13	10,605,994
110,000,000	NOK	Kingdom of Norway 5.000%, 05/15/15	20,121,629
80,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	11,462,705

		TOTAL SOVEREIGN BONDS	101,148,236

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.4%)#
		Consumer Staples (0.0%)
2,400	CHF	Nestle, SA Call, 12/16/11, Strike $52.00	930,786

		Information Technology (0.4%)
2,000	EUR	ASML Holding, NV Call, 12/16/11, Strike $24.00	1,045,127
1,400		Baidu.com, Inc. Call, 01/21/12, Strike $70.00	3,461,500
800		Infosys Technologies, Ltd. Call, 01/21/12, Strike $60.00	756,000
5,350		Marvell Technology Group, Ltd. Call, 01/21/12, Strike $20.00	952,300
185		MasterCard, Inc. Call, 01/21/12, Strike $220.00	550,375
3,000		NVIDIA Corp. Call, 01/21/12, Strike $12.50	396,000

			7,161,302

		TOTAL PURCHASED OPTIONS	8,092,088

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $183,177,690)	187,147,794

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCK (0.6%)
		Telecommunication Services (0.6%)
188,200		Crown Castle International Corp.~ 6.250% (Cost $10,459,951)	10,939,125

COMMON STOCKS (49.5%)
		Consumer Discretionary (3.8%)
114,500		Amazon.com, Inc.#	13,498,405
126,000		Carnival Corp.	4,369,680
115,000		Coach, Inc.	4,251,550
273,500		Comcast Corp. - Class A	5,325,045
310,000		Home Depot, Inc.	8,838,100
80,000		McDonald’s Corp.	5,578,400
168,700		Nike, Inc. - Class B	12,423,068
25,000		Priceline.com, Inc.#	5,610,000
210,000		Starbucks Corp.	5,218,500
85,000		Target Corp.	4,362,200
169,300		Walt Disney Company	5,703,717

			75,178,665

		Consumer Staples (5.9%)
440,000		Coca-Cola Company	24,248,400
24,300		Colgate-Palmolive Company	1,919,214
135,000		Costco Wholesale Corp.	7,655,850
135,000		Kimberly-Clark Corp.	8,656,200
160,800		PepsiCo, Inc.	10,437,528
269,500		Philip Morris International, Inc.	13,755,280
422,800		Procter & Gamble Company	25,858,448
474,500		Wal-Mart Stores, Inc.	24,289,655

			116,820,575

		Energy (4.7%)
233,500		Apache Corp.	22,317,930
101,500		Chevron Corp.	7,735,315
60,000		ConocoPhillips	3,313,200
270,200		Devon Energy Corp.	16,884,798
345,820		Exxon Mobil Corp.	20,638,538
219,000		Halliburton Company	6,543,720

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

210,000	Occidental Petroleum Corp.	$16,365,300

		93,798,801

	Financials (7.9%)
270,000	Aflac, Inc.	13,281,300
225,900	Bank of America Corp.	3,171,636
150,000	Berkshire Hathaway, Inc. - Class B#	11,718,000
170,000	Chubb Corp.	8,947,100
14,250	CME Group, Inc.	3,972,900
95,600	Franklin Resources, Inc.	9,615,448
537,700	JPMorgan Chase & Company	21,658,556
434,140	MetLife, Inc.	18,259,928
320,000	Prudential Financial, Inc.	18,332,800
115,000	T. Rowe Price Group, Inc.	5,546,450
195,000	Travelers Companies, Inc.	9,837,750
627,500	US Bancorp	14,997,250
625,000	Wells Fargo & Company	17,331,250

		156,670,368

	Health Care (5.2%)
257,800	Abbott Laboratories	12,652,824
104,000	Amgen, Inc.#	5,671,120
120,200	Bristol-Myers Squibb Company	2,995,384
140,000	Celgene Corp.#	7,721,000
538,750	Johnson & Johnson	31,295,987
405,000	Medtronic, Inc.	14,972,850
344,200	Merck & Company, Inc.	11,861,132
343,600	Pfizer, Inc.	5,154,000
115,000	Stryker Corp.	5,355,550
155,000	Thermo Fisher Scientific, Inc.#	6,953,300

		104,633,147

	Industrials (5.8%)
239,000	3M Company	20,444,060
185,000	Caterpillar, Inc.	12,903,750
294,500	Danaher Corp.~	11,311,745
75,000	Eaton Corp.	5,884,500
58,000	FedEx Corp.	4,787,900
727,500	General Electric Company	11,727,300
229,000	Honeywell International, Inc.	9,814,940
95,000	Parker-Hannifin Corp.	5,901,400
45,000	Union Pacific Corp.	3,360,150
82,500	United Parcel Service, Inc.	5,362,500
345,000	United Technologies Corp.	24,529,500

		116,027,745

	Information Technology (11.7%)
183,250	Apple, Inc.~#	47,141,062
1,225,000	Cisco Systems, Inc.#	28,260,750
95,000	Cognizant Technology Solutions Corp.#	5,183,200
150,000	Corning, Inc.	2,718,000
175,000	Dell, Inc.#	2,317,000
675,000	eBay, Inc.#	14,114,250
71,400	Google, Inc.#	34,618,290
288,400	Hewlett-Packard Company	13,277,936
1,015,500	Intel Corp.	20,919,300
94,200	International Business Machines Corp.	12,095,280
903,400	Microsoft Corp.	23,316,754
979,500	Oracle Corp.	23,155,380
167,100	QUALCOMM, Inc.	6,363,168

		233,480,370

	Materials (1.7%)
123,000	E.I. du Pont de Nemours and Company	5,002,410
130,000	Freeport-McMoRan Copper & Gold, Inc.	9,300,200
52,000	Monsanto Company	3,007,680
184,000	Newmont Mining Corp.	10,285,600
90,000	Nucor Corp.	3,522,600
45,000	PPG Industries, Inc.~	3,126,150

		34,244,640

	Telecommunication Services (1.2%)
535,100	AT&T, Inc.	13,880,494
335,000	Verizon Communications, Inc.	9,735,100

		23,615,594

	Utilities (1.6%)
215,000	Dominion Resources, Inc.	9,027,850
244,600	Duke Energy Corp.	4,182,660
55,000	Entergy Corp.	4,263,050
117,000	Exelon Corp.	4,894,110
90,000	NextEra Energy, Inc.	4,707,000
92,000	PG&E Corp.	4,084,800

		31,159,470

	TOTAL COMMON STOCKS (Cost $1,098,411,173)	985,629,375

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.9%)#
	Consumer Discretionary (0.0%)
720	Dr Horton, Inc. Put, 01/22/11, Strike $6.00	9,720
1,500	MGM Resorts International Put, 01/22/11, Strike $7.50	93,750

		103,470

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

		Information Technology (0.0%)
700		Ciena Corp. Put, 10/16/10, Strike $10.00	$19,600

		Materials (0.0%)
1,370		Jaguar Mining, Inc. Put, 09/18/10, Strike $7.50	51,375

		Other (0.9%)
		S & P 500 Index
1,000		Put, 10/16/10, Strike $1,050.00	2,930,000
900		Put, 09/18/10, Strike $1,100.00	3,150,000
850		Put, 08/21/10, Strike $1,030.00	408,000
600		Put, 08/21/10, Strike $1,075.00	750,000
500		Put, 08/21/10, Strike $1,060.00	455,000
500		Put, 08/21/10, Strike $975.00	83,750
500		Put, 09/18/10, Strike $1,050.00	950,000
500		Put, 12/18/10, Strike $1,100.00	3,330,000
500		Put, 12/18/10, Strike $1,150.00	4,572,500

			16,629,250

		TOTAL PURCHASED OPTIONS (Cost $27,931,744)	16,803,695

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (3.3%)
66,489,577		Fidelity Prime Money Market Fund - Institutional Class (Cost $66,489,577)	66,489,577

		TOTAL INVESTMENTS (98.7%) (Cost $2,066,927,823)	1,963,839,985

OTHER ASSETS, LESS LIABILITIES (1.3%)			25,779,037

NET ASSETS (100.0%)			$1,989,619,022

PRINCIPAL
AMOUNT			VALUE

U.S. GOVERNMENT AND AGENCY SECURITY SOLD SHORT (-2.5%)#
(50,000,000)		United States Treasury Note 0.625%, 06/30/12 (Cost $49,984,297)	(50,093,800)

NUMBER OF
SHARES			VALUE

COMMON STOCKS SOLD SHORT (-14.5%)#
		Consumer Discretionary (-1.6%)
(152,700)		D.R. Horton, Inc.	(1,682,754)
(347,900)		Eastman Kodak Company	(1,381,163)
(360,200)		Gaylord Entertainment Company	(10,442,198)
(114,400)		Interpublic Group of Companies, Inc.	(1,045,616)
(377,500)		JAKKS Pacific, Inc.	(5,956,950)
(112,100)		MGM Resorts International	(1,217,406)
(74,300)		Sotheby’s	(2,015,759)
(335,000)		Virgin Media, Inc.	(7,212,550)

			(30,954,396)

		Consumer Staples (-0.6%)
(82,000	) CHF	Nestle, SA	(4,053,012)
(236,100)		Smithfield Foods, Inc.	(3,364,425)
(319,000)		Tyson Foods, Inc. - Class A	(5,585,690)

			(13,003,127)

		Energy (-0.4%)
(86,900)		Alpha Natural Resources, Inc.	(3,330,877)
(255,385)		James River Coal Company	(4,471,791)

			(7,802,668)

		Financials (-0.6%)
(16,740)		Affiliated Managers Group, Inc.	(1,185,694)
(212,250)		Jefferies Group, Inc.	(5,240,453)
(254,900)		Knight Capital Group, Inc.	(3,665,462)
(119,700)		PHH Corp.	(2,383,227)

			(12,474,836)

		Health Care (-2.0%)
(49,500)		AMERIGROUP Corp.	(1,770,120)
(231,700)		BioMarin Pharmaceutical, Inc.	(5,062,645)
(120,000)		Cephalon, Inc.	(6,810,000)
(168,125)		Charles River Laboratories International, Inc.	(5,225,325)
(26,000)		Cubist Pharmaceuticals, Inc.	(561,080)
(183,700)		Henry Schein, Inc.	(9,642,413)
(27,850)		LifePoint Hospitals, Inc.	(860,844)
(133,700)		Mylan, Inc.	(2,326,380)
(25,400)		NuVasive, Inc.	(832,358)
(100,250)		Onyx Pharmaceuticals, Inc.	(2,606,500)
(191,100)		PSS World Medical, Inc.	(3,596,502)

			(39,294,167)

		Industrials (-1.2%)
(200,700)		AGCO Corp.	(6,976,332)
(9,800)		Alliant Techsystems, Inc.	(658,168)
(231,930)		Covanta Holding Corp.	(3,495,185)
(96,500)		Genco Shipping & Trading, Ltd.	(1,611,550)
(68,800)		General Cable Corp.	(1,825,952)
(126,450)		Orbital Sciences Corp.	(1,851,228)
(384,800)		United Rentals, Inc.	(5,071,664)
(52,300)		WESCO International, Inc.	(1,879,139)

			(23,369,218)

		Information Technology (-5.8%)
(88,200)		Alliance Data Systems Corp.	(5,069,736)
(71,950	) EUR	ASML Holding, NV	(2,309,276)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

(72,000)	Baidu.com, Inc.	$(5,861,520)
(393,400)	Cadence Design Systems, Inc.	(2,738,064)
(238,000)	Ciena Corp.	(3,115,420)
(342,200)	CommScope, Inc.	(6,960,348)
(104,800)	Comtech Telecommunications Corp.	(2,260,536)
(841,800)	EMC Corp.	(16,659,222)
(68,700)	Equinix, Inc.	(6,424,137)
(88,000)	FEI Company	(1,721,280)
(213,400)	Finisar Corp.	(3,420,802)
(260,600)	GSI Commerce, Inc.	(5,868,712)
(32,000)	Infosys Technologies, Ltd.	(1,935,360)
(39,950)	Lawson Software Americas, Inc.	(318,402)
(80,400)	Marvell Technology Group, Ltd.	(1,199,568)
(11,000)	MasterCard, Inc.	(2,310,440)
(143,550)	Micron Technology, Inc.	(1,045,044)
(95,000)	NVIDIA Corp.	(873,050)
(516,150)	Rovi Corp.	(22,968,675)
(102,000)	Salesforce.com, Inc.	(10,092,900)
(322,900)	Take-Two Interactive Software, Inc.	(3,309,725)
(33,800)	Tech Data Corp.	(1,337,128)
(125,700)	TTM Technologies, Inc.	(1,288,425)
(154,900)	Verigy, Ltd.	(1,378,610)
(209,000)	VeriSign, Inc.	(5,883,350)

		(116,349,730)

	Materials (-1.2%)
(254,900)	Goldcorp, Inc.	(9,976,786)
(306,900)	Jaguar Mining, Inc.	(2,488,959)
(40,000)	Kaiser Aluminum Corp.	(1,640,000)
(290,800)	Kinross Gold Corp.	(4,766,212)
(101,400)	Owens-Illinois, Inc.	(2,803,710)
(176,000)	Steel Dynamics, Inc.	(2,520,320)

		(24,195,987)

	Telecommunication Services (-1.1%)
(210,250)	Crown Castle International Corp.	(8,306,977)
(143,000)	SBA Communications Corp.	(5,173,740)
(429,600)	tw telecom, Inc.	(8,128,032)

		(21,608,749)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $269,232,825)	(289,052,878)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.8%)#
	Consumer Discretionary (0.0%)
1,825	Amazon.com, Inc. Call, 10/16/10, Strike $145.00	(120,450)
500	MGM Resorts International Call, 01/22/11, Strike $12.50	(60,250)

		(180,700)

	Materials (0.0%)
1,790	Newmont Mining Corp. Call, 09/18/10, Strike $65.00	(55,490)

	Other (-0.8%)
	S & P 500 Index
1,500	Call, 10/16/10, Strike $1,125.00	(4,515,000)
1,400	Call, 12/18/10, Strike $1,225.00	(1,624,000)
1,100	Call, 12/18/10, Strike $1,175.00	(2,794,000)
750	Call, 09/18/10, Strike $1,150.00	(847,500)
600	Call, 12/18/10, Strike $1,150.00	(2,106,000)
500	Call, 10/16/10, Strike $1,100.00	(2,170,000)
400	Call, 12/18/10, Strike $1,250.00	(292,000)
350	Call, 12/18/10, Strike $1,200.00	(616,000)

		(14,964,500)

	TOTAL WRITTEN OPTIONS (Premium $20,436,372)	(15,200,690)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $102,468,625 or 5.2% of net assets.
**	Eddie Bauer Holdings, Inc. filed for bankruptcy protection on June 17, 2009.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities aggregate a total value of $124,989,933.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2010.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Investment Trust, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of fourteen series, Discovery Growth Fund, Growth Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Yield Fund, and Market Neutral Income Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Calamos Discovery Growth Fund commenced operations on June 1, 2010.

Fund Valuation. The valuation of the Funds’ securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows:

	Discovery
	Growth	Growth	Value	Blue Chip	Multi-Fund
	Fund	Fund	Fund	Fund	Blend

Cost basis of investments	$15,358,310	$6,942,200,842	$56,477,284	$58,374,661	$19,528,097

Gross unrealized appreciation	$1,131,773	$1,292,255,022	$4,058,424	$7,017,977	$106
Gross unrealized depreciation	$(312,593)	$(506,441,210)	$(2,779,298)	$(2,564,754)	$(3,678,098)

Net unrealized appreciation (depreciation)	$819,180	$785,813,812	$1,279,126	$4,453,223	$(3,677,992)

	International	Evolving			Global Growth
	Growth	World Growth	Global Equity	Growth and	and Income
	Fund	Fund	Fund	Income Fund	Fund

Cost basis of investments	$226,830,247	$70,956,671	$42,066,613	$3,398,215,543	$1,139,413,129

Gross unrealized appreciation	$37,834,956	$10,446,531	$5,312,307	$457,824,080	$111,704,491
Gross unrealized depreciation	$(7,832,548)	$(2,041,041)	$(1,409,351)	$(123,683,937)	$(13,765,450)

Net unrealized appreciation (depreciation)	$30,002,408	$8,405,490	$3,902,956	$334,140,143	$97,939,041

		Convertible	Total Return	High Yield	Market Neutral
		Fund	Bond Fund	Fund	Income Fund

Cost basis of investments		$2,885,738,504	$216,959,222	$277,737,159	$2,056,118,815

Gross unrealized appreciation		$306,240,806	$10,650,910	$17,370,335	$82,998,960
Gross unrealized depreciation		$(58,678,080)	$(510,463)	$(6,904,050)	$(175,277,790)

Net unrealized appreciation (depreciation)		$247,562,726	$10,140,447	$10,466,285	$(92,278,830)

NOTE 3 – SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 – SYNTHETIC CONVERTIBLE SECURITIES

A Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 6 – STRUCTURED EQUITY-LINKED SECURITIES

The Funds may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 7 – VALUATIONS

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 assets and liabilities are valued using unobservable inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Discovery Growth Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$15,456,745	$—
Purchased Options	91,775	—
Short Term Investment	628,970	—

Total	$16,177,490	$—

	Growth Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$7,089,534,724	$—
Purchased Options	207,522,400	—
Short Term Investment	104,292,654	—
Level 2 - Other significant observable inputs
Common Stocks	326,664,876	—

Total	$7,728,014,654	$—

	Value Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$49,922,080	$—
Purchased Options	1,526,300	—
Short Term Investment	524,753	—
Level 2 - Other significant observable inputs
Common Stocks	5,783,277	—

Total	$57,756,410	$—

	Blue Chip Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$58,828,532	$—
Purchased Options	1,657,100	—
Short Term Investment	187,079	—
Level 2 - Other significant observable inputs
Common Stocks	2,155,173	—

Total	$62,827,884	$—

	Multi-Fund Blend

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Investments in Affiliated Funds	$15,850,105	$—

	International Growth Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$76,714,587	$—
Purchased Options	7,069,565	—
Short Term Investment	5,627,640	—
Level 2 - Other significant observable inputs
Common Stocks	167,420,863	—

Total	$256,832,655	$—

	Evolving World Growth Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$22,330,938	$—
Convertible Preferred Stocks	1,275,840	—
Purchased Options	1,749,700	—
Short Term Investment	619,620	—
Level 2 - Other significant observable inputs
Common Stocks	34,799,639	—
Convertible Bonds	17,710,799	—
Convertible Preferred Stocks	875,625	—

Total	$79,362,161	$—

	Global Equity Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$25,615,890	$—
Purchased Options	1,216,410	—
Short Term Investment	1,337,541	—
Forward Foreign Currency Contracts	—	(393,829)
Level 2 - Other significant observable inputs
Common Stocks	17,799,728	—

Total	$45,969,569	$(393,829)

	Growth and Income Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$1,590,669,126	$—
Convertible Preferred Stocks	202,264,890	—
Purchased Options	71,639,400	—
Synthetic Convertible Securities (Purchased Options)	41,735,643	—
Short Term Investment	92,586,980	—
Written Options	—	(315,000)
Level 2 - Other significant observable inputs
Common Stocks	103,731,197	—
Convertible Bonds	1,236,220,963	—
Convertible Preferred Stocks	126,225,404	—
Synthetic Convertible Securities (Sovereign Bonds)	246,981,283	—
Level 3 - Significant Unobservable inputs
Convertible Bond	20,300,800	—

Total	$3,732,355,686	$(315,000)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other Financial
Valuation Inputs	Securities	Instruments	Total

Beginning Balance (as of November 1, 2009)	$19,064,000	$—	$19,064,000
Net realized gain (loss)	—	—	—
Change in net unrealized appreciation/depreciation	1,236,800	—	1,236,800
Purchases, issuances, and settlements	—	—	—
Transfers in and/or out of Level 3	—	—	—
Ending Balance (as of July 31, 2010)	—	—	—

Total	$20,300,800	$—	$20,300,800

Subsequent to July 31, 2010, the date at which holdings are disclosed for the Funds in this report, on September 14, 2010, litigation relating to Aristocrat Leisure Limited (the only Level 3 holding for the Growth and Income Fund) was settled, resulting in liquidation of such holdings for an aggregate amount of $24,440,798.

	Global Growth and Income Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$243,956,485	$—
Convertible Preferred Stocks	39,427,510	—
Purchased Options	20,238,250	—
Synthetic Convertible Securities (Purchased Options)	10,161,814	—
Short Term Investment	45,258,980	—
Forward Foreign Currency Contracts	—	(9,374,024)
Level 2 - Other significant observable inputs
Common Stocks	333,146,279	—
Convertible Bonds	424,914,995	—
Convertible Preferred Stocks	21,068,025	—
Synthetic Convertible Securities (Sovereign Bonds)	95,754,072	—
Level 3 - Significant Unobservable inputs
Convertible Bond	3,425,760	—

Total	$1,237,352,170	$(9,374,024)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other Financial
Valuation Inputs	Securities	Instruments	Total

Beginning Balance (as of November 1, 2009)	$3,217,050	$—	$3,217,050
Net realized gain (loss)	—	—	—
Change in net unrealized appreciation/depreciation	208,710	—	208,710
Purchases, issuances, and settlements	—	—	—
Transfers in and/or out of Level 3	—	—	—
Ending Balance (as of July 31, 2010)	—	—	—

Total	$3,425,760	$—	$3,425,760

Subsequent to July 31, 2010, the date at which holdings are disclosed for the Funds in this report, on September 14, 2010, litigation relating to Aristocrat Leisure Limited (the only Level 3 holding for the Global Growth and Income Fund) was settled, resulting in liquidation of such holdings for an aggregate amount of $4,124,386.

	Convertible Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Common Stocks	$411,605,290	$—
Convertible Preferred Stocks	175,053,177	—
Purchased Options	51,139,350	—
Synthetic Convertible Securities (Purchased Options)	42,806,055	—
Short Term Investment	28,510,666	—
Written Options	—	(390,600)
Forward Foreign Currency Contracts	—	(3,810,325)
Level 2 - Other significant observable inputs
Common Stocks	59,447,858	—
Convertible Bonds	2,045,920,879	—
Convertible Preferred Stocks	98,296,088	—
Synthetic Convertible Securities (Sovereign Bonds)	220,521,867	—

Total	$3,133,301,230	$(4,200,925)

	Total Return Bond Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Short Term Investment	$11,488,248	$—
Level 2 - Other significant observable inputs
Corporate Bonds	111,333,790	—
U.S. Government and Agency Securities	42,693,066	—
Sovereign Bonds	42,278,549	—
Asset Backed Security	1,074,013	—
Residential Mortgage Backed Securities	18,232,003	—

Total	$227,099,669	$—

	High Yield Fund

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices
Convertible Preferred Stocks	$14,106,905	$—
Purchased Options	2,628,820	—
Short Term Investment	15,911,010	—
Level 2 - Other significant observable inputs
Convertible Bonds	12,281,850	—
Corporate Bonds	222,721,683	—
Sovereign Bond	2,809,259	—
Convertible Preferred Stocks	9,906,725	—
Structured Equity-Linked Securities	7,837,192	—

Total	$288,203,444	$—

	Market Neutral Income Fund

	Value of Investment	Value of Investment	Other Financial
Valuation Inputs	Securities	Securities Sold Short	Instruments

Level 1 - Quoted Prices
Common Stocks	$985,629,375	$(282,690,590)	$—
Synthetic Convertible Securities (Purchased Options)	8,092,088	—	—
Purchased Options	16,803,695	—	—
Short Term Investment	66,489,577	—	—
Written Options	—	—	(15,200,690)
Level 2 - Other significant observable inputs
Common Stocks	—	(6,362,288)	—
Convertible Bonds	591,798,719	—	—
U.S. Government and Agency Security	105,031,700	(50,093,800)	—
Synthetic Convertible Securities (Corporate Bonds, Sovereign Bonds)	179,055,706	—	—
Convertible Preferred Stocks	10,939,125	—	—

Total	$1,963,839,985	$(339,146,678)	$(15,200,690)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2010
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2010